Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—30.2%
*	Advanced Micro Devices, Inc.	51,659	$5,063
*	Dynatrace, Inc.	57,563	2,435
	Microsoft Corp.	81,110	23,384
*	MongoDB, Inc.	7,199	1,678
	National Instruments Corp.	63,414	3,324
*	Nice Ltd.-ADR	12,878	2,948
	NVIDIA Corp.	23,605	6,557
*	Palo Alto Networks, Inc.	27,563	5,505
	Power Integrations, Inc.	24,694	2,090
*	Pure Storage, Inc.	70,441	1,797
	Texas Instruments, Inc.	25,555	4,753
*	Workday, Inc.	10,928	2,257
*	Workiva, Inc.	11,137	1,141
			62,932

	Health Care—13.6%
	Abbott Laboratories	39,695	4,019
*	HealthEquity, Inc.	23,433	1,376
*	Intuitive Surgical, Inc.	18,210	4,652
*	Penumbra, Inc.	4,245	1,183
	UnitedHealth Group, Inc.	16,090	7,604
*	Veeva Systems, Inc.	18,299	3,363
	Zoetis, Inc.	37,056	6,168
			28,365

	Consumer Discretionary—12.2%
*	Amazon.com, Inc.	116,646	12,048
*	Bright Horizons Family Solutions, Inc.	27,792	2,140
*	Burlington Stores, Inc.	8,920	1,803
*	Etsy, Inc.	10,124	1,127
	NIKE, Inc.	46,005	5,642
*	Revolve Group, Inc.	36,855	969
*	Skyline Champion Corp.	23,605	1,776
			25,505

	Industrials—10.7%
*	ACV Auctions, Inc.	142,689	1,842
	Brink’s Co.	44,943	3,002
*	Chart Industries, Inc.	16,234	2,036
*	Copart, Inc.	80,938	6,088
*	CoStar Group, Inc.	57,853	3,983
*	Energy Recovery, Inc.	84,380	1,945
*	Kornit Digital Ltd.†	44,484	861
*	Verra Mobility Corp.	150,076	2,539
			22,296

	Communication Services—10.0%
*	Alphabet, Inc.	139,792	14,501
*	Take-Two Interactive Software, Inc.	20,249	2,416
	Warner Music Group Corp.	84,007	2,803
*	ZipRecruiter, Inc.	68,462	1,091
			20,811

See accompanying Notes to Portfolio of Investments.

1

Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Financials—9.9%
	Aon PLC†	8,231	$2,595
	Apollo Global Management, Inc.	35,765	2,259
	Ares Management Corp.	25,756	2,149
	Mastercard, Inc.	27,015	9,818
*	PayPal Holdings, Inc.	49,131	3,731
			20,552

	Consumer Staples—5.6%
	Coca-Cola Co.	92,210	5,720
	Estee Lauder Cos., Inc.	9,952	2,453
*	Performance Food Group Co.	58,739	3,544
			11,717

	Energy—4.4%
	Cameco Corp.	149,830	3,921
*	Green Plains, Inc.	47,668	1,477
	New Fortress Energy, Inc.	67,315	1,981
	Whitecap Resources, Inc.	226,925	1,754
			9,133

	Real Estate—1.9%
	SBA Communications Corp.	15,527	4,054

	Materials—1.3%
	Crown Holdings, Inc.	31,664	2,619

	Total Common Stocks—99.8% (cost $126,699)		207,984

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $591, collateralized by U.S. Treasury Bond, 4.500%, due 05/15/38, valued at $603	$591	591

	Total Repurchase Agreement—0.3% (cost $591)		591

	Total Investments—100.1% (cost $127,290)		208,575

	Liabilities, plus cash and other assets—(0.1)%		(124)

	Net assets—100.0%		$208,451

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

2

Large Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—33.1%
	Accenture PLC†	144,790	$41,382
*	Adobe, Inc.	63,370	24,421
*	Advanced Micro Devices, Inc.	391,268	38,348
*	Guidewire Software, Inc.	217,610	17,855
	Intuit, Inc.	84,340	37,601
	Lam Research Corp.	24,970	13,237
	Microsoft Corp.	608,320	175,379
*	Palo Alto Networks, Inc.	130,850	26,136
*	Salesforce, Inc.	174,120	34,786
	Texas Instruments, Inc.	94,490	17,576
			426,721

	Consumer Discretionary—17.5%
*	Amazon.com, Inc.	814,870	84,168
*	Chipotle Mexican Grill, Inc.	16,890	28,853
	Marriott International, Inc.	129,340	21,476
	NIKE, Inc.	296,770	36,396
*	O’Reilly Automotive, Inc.	29,820	25,316
	Starbucks Corp.	289,770	30,174
			226,383

	Health Care—11.3%
*	Intuitive Surgical, Inc.	60,000	15,328
	UnitedHealth Group, Inc.	132,760	62,741
*	Veeva Systems, Inc.	146,950	27,008
	Zoetis, Inc.	244,500	40,695
			145,772

	Financials—11.2%
	Apollo Global Management, Inc.	427,911	27,027
	Carlyle Group, Inc.	349,590	10,858
	Mastercard, Inc.	208,930	75,927
*	PayPal Holdings, Inc.	404,560	30,723
			144,535

	Communication Services—8.7%
*	Alphabet, Inc.	899,660	93,322
*	Live Nation Entertainment, Inc.	264,792	18,535
			111,857

	Consumer Staples—6.2%
	Costco Wholesale Corp.	78,150	38,830
	Estee Lauder Cos., Inc.	92,160	22,714
*	Monster Beverage Corp.	353,180	19,075
			80,619

	Industrials—6.0%
*	Copart, Inc.	632,350	47,559
*	CoStar Group, Inc.	425,220	29,277
			76,836

	Materials—2.7%
	Linde PLC†	98,090	34,865

See accompanying Notes to Portfolio of Investments.

3

Large Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Energy—1.5%
Pioneer Natural Resources Co.	95,930	$19,593

Total Common Stocks—98.2% (cost $1,146,496)		1,267,181

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $17,309, collateralized by U.S. Treasury Note, 3.625%, due 03/31/30, valued at $17,652	$17,306	17,306

Total Repurchase Agreement—1.3% (cost $17,306)		17,306

Total Investments—99.5% (cost $1,163,802)		1,284,487

Cash and other assets, less liabilities—0.5%		6,469

Net assets—100.0%		$1,290,956

† = U.S. listed foreign security
* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

4

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—23.6%
*	Cadence Design Systems, Inc.	6,785	$1,425
*	Dynatrace, Inc.	20,605	872
*	Guidewire Software, Inc.	3,717	305
	MKS Instruments, Inc.	6,435	570
*	MongoDB, Inc.	2,515	586
*	Nice Ltd. —ADR	3,540	810
*	Palo Alto Networks, Inc.	3,840	767
*	Pure Storage, Inc.	28,355	723
*	SolarEdge Technologies, Inc.	2,045	622
*	Teledyne Technologies, Inc.	2,630	1,177
			7,857

	Industrials—19.3%
*	Axon Enterprise, Inc.	4,565	1,027
*	Builders FirstSource, Inc.	10,525	934
	BWX Technologies, Inc.	19,139	1,207
*	Clarivate PLC†	55,805	524
*	Copart, Inc.	18,524	1,393
*	CoStar Group, Inc.	14,915	1,027
	HEICO Corp.	2,480	337
			6,449

	Health Care—18.9%
	Agilent Technologies, Inc.	5,855	810
*	Align Technology, Inc.	1,460	488
*	Charles River Laboratories International, Inc.	2,260	456
*	DexCom, Inc.	8,155	947
*	IDEXX Laboratories, Inc.	1,280	640
*	Mettler-Toledo International, Inc.	504	771
	STERIS PLC†	1,990	381
*	Veeva Systems, Inc.	6,785	1,247
	West Pharmaceutical Services, Inc.	1,595	553
			6,293

	Consumer Discretionary—11.8%
*	Aptiv PLC†	5,045	566
*	Bright Horizons Family Solutions, Inc.	4,825	371
*	Burlington Stores, Inc.	4,055	820
*	Chipotle Mexican Grill, Inc.	652	1,114
*	Etsy, Inc.	4,149	462
	Pool Corp.	1,765	604
			3,937

	Energy—6.0%
	Cameco Corp.	23,710	621
	Hess Corp.	6,715	889
	New Fortress Energy, Inc.	17,308	509
			2,019

See accompanying Notes to Portfolio of Investments.

5

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Financials—5.3%
	Ares Management Corp.	5,475	$457
*	Euronet Worldwide, Inc.	9,100	1,018
	Western Alliance Bancorp	7,845	279
			1,754

	Communication Services—5.0%
*	Live Nation Entertainment, Inc.	8,016	561
*	Take-Two Interactive Software, Inc.	3,230	385
	Warner Music Group Corp.	21,895	731
			1,677

	Materials—4.9%
	Crown Holdings, Inc.	6,115	506
	Vulcan Materials Co.	6,545	1,123
			1,629

	Consumer Staples—1.7%
*	Performance Food Group Co.	9,450	570

	Real Estate—1.4%
	SBA Communications Corp.	1,805	471

	Total Common Stocks—97.9% (cost $28,732)		32,656

	Rights

	Health Care—0.0%
*	Abiomed, Inc. CVR**	1,508	—

	Total Rights—0.0% (cost $2)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $900, collateralized by U.S. Treasury Bond, 4.500%, due 05/15/38, valued at $918	$899	899

	Total Repurchase Agreement—2.7% (cost $899)		899

	Total Investments—100.6% (cost $29,633)		33,555

	Liabilities, plus cash and other assets—(0.6)%		(192)

	Net assets—100.0%		$33,363

ADR = American Depository Receipt
CVR = Contingent Value Right
* = Non-income producing security
** = Fair valued pursuant to the Fund’s Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at March 31, 2023.
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

6

Mid Cap Value Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—17.9%
	Acuity Brands, Inc.	159	$29
	AGCO Corp.	260	35
*	Alaska Air Group, Inc.	625	26
	Flowserve Corp.	623	21
	ITT, Inc.	362	31
	Knight-Swift Transportation Holdings, Inc.	626	36
	MSC Industrial Direct Co., Inc.	343	29
	Regal Rexnord Corp.	39	6
	Snap-on, Inc.	142	35
	Timken Co.	444	36
			284

	Information Technology—13.7%
*	Check Point Software Technologies Ltd.†	222	29
	Cognizant Technology Solutions Corp.	437	27
*	DXC Technology Co.	926	24
*	F5, Inc.	186	27
*	Flex Ltd.†	1,225	28
	Hewlett Packard Enterprise Co.	1,205	19
	Jabil, Inc.	433	38
	Skyworks Solutions, Inc.	225	26
			218

	Financials—12.3%
*	Arch Capital Group Ltd.†	460	31
	East West Bancorp, Inc.	294	16
	Hartford Financial Services Group, Inc.	321	22
	Huntington Bancshares, Inc.	1,607	18
	Invesco Ltd.†	1,719	28
	KKR & Co., Inc.	411	22
	SLM Corp.	2,037	25
	Willis Towers Watson PLC†	140	33
			195

	Consumer Discretionary—12.1%
	Advance Auto Parts, Inc.	211	26
	Brunswick Corp.	304	25
	LKQ Corp.	609	35
*	Mohawk Industries, Inc.	153	15
	Ralph Lauren Corp.	275	32
	Toll Brothers, Inc.	593	36
	Whirlpool Corp.	178	23
			192

	Health Care—9.6%
	AmerisourceBergen Corp.	134	22
*	Centene Corp.	400	25
	Encompass Health Corp.	431	23
*	Henry Schein, Inc.	234	19
*	Hologic, Inc.	277	22
	Laboratory Corp. of America Holdings	85	20
	Viatris, Inc.	2,135	21
			152

See accompanying Notes to Portfolio of Investments.

7

Mid Cap Value Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Materials—7.2%
	Crown Holdings, Inc.	356	$29
	Huntsman Corp.	1,044	29
	PPG Industries, Inc.	216	29
	Westlake Corp.	231	27
			114

	Energy—6.2%
	APA Corp.	640	23
	Coterra Energy, Inc.	831	21
	Diamondback Energy, Inc.	194	26
	Phillips 66	286	29
			99

	Consumer Staples—5.9%
	Ingredion, Inc.	318	32
	Molson Coors Beverage Co.	624	32
	Tyson Foods, Inc.	482	29
			93

	Real Estate—4.7%
	Camden Property Trust	221	23
	Highwoods Properties, Inc.	991	23
	Host Hotels & Resorts, Inc.	1,772	29
			75

	Utilities—3.7%
	Entergy Corp.	290	31
	PPL Corp.	997	28
			59

	Communication Services—1.3%
*	Warner Bros Discovery, Inc.	1,424	21

	Total Common Stocks—94.6% (cost $1,573)		1,502

	Total Investments—94.6% (cost $1,573)		1,502

	Cash and other assets, less liabilities—5.4%		87

	Net assets—100.0%		$1,589

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

8

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—24.6%
*	ACV Auctions, Inc.	128,586	$1,660
	AGCO Corp.	10,863	1,469
*	Axon Enterprise, Inc.	16,634	3,740
	Brink’s Co.	32,299	2,158
*	Builders FirstSource, Inc.	40,090	3,559
	BWX Technologies, Inc.	61,416	3,872
*	Casella Waste Systems, Inc.	40,399	3,339
*	Chart Industries, Inc.	22,095	2,771
	Douglas Dynamics, Inc.	24,730	789
*	Energy Recovery, Inc.	59,757	1,377
*	GXO Logistics, Inc.	30,330	1,530
	Lincoln Electric Holdings, Inc.	5,720	967
*	Mercury Systems, Inc.	53,284	2,724
*	Shoals Technologies Group, Inc.	47,110	1,074
*	Trex Co., Inc.	23,807	1,159
*	Verra Mobility Corp.	166,800	2,822
*	WillScot Mobile Mini Holdings Corp.	53,125	2,490
			37,500

	Health Care—13.6%
*	Acadia Healthcare Co., Inc.	23,407	1,691
*	Avantor, Inc.	43,112	911
*	Certara, Inc.	74,513	1,797
	Chemed Corp.	5,360	2,882
	Encompass Health Corp.	52,968	2,866
*	Globus Medical, Inc.	29,136	1,650
*	Merit Medical Systems, Inc.	42,570	3,148
*	Penumbra, Inc.	6,358	1,772
*	Repligen Corp.	6,267	1,055
*	Sotera Health Co.	73,079	1,309
*	Veradigm, Inc.	129,134	1,685
			20,766

	Consumer Discretionary—12.2%
	ADT, Inc.	116,741	844
*	Boot Barn Holdings, Inc.	11,670	894
*	Bright Horizons Family Solutions, Inc.	25,279	1,946
*	Burlington Stores, Inc.	3,500	707
*	Cavco Industries, Inc.	3,016	958
*	Fox Factory Holding Corp.	12,316	1,495
*	Grand Canyon Education, Inc.	16,531	1,883
*	National Vision Holdings, Inc.	109,652	2,066
	Pool Corp.	5,361	1,836
*	Revolve Group, Inc.	34,802	915
	Signet Jewelers Ltd.†	17,211	1,339
*	Skyline Champion Corp.	29,097	2,189
	Wyndham Hotels & Resorts, Inc.	21,526	1,461
			18,533

	Financials—9.8%
	Carlyle Group, Inc.	47,623	1,479
	Columbia Banking System, Inc.	68,406	1,465
	East West Bancorp, Inc.	34,738	1,928
*	Euronet Worldwide, Inc.	19,783	2,214

See accompanying Notes to Portfolio of Investments.

9

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Financials—(continued)
*	Goosehead Insurance, Inc.	26,592	$1,388
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,812	1,539
	Tradeweb Markets, Inc.	9,881	781
	Virtu Financial, Inc.	90,127	1,703
	Western Alliance Bancorp	22,780	810
	Wintrust Financial Corp.	22,362	1,631
			14,938

	Energy—7.7%
	Cameco Corp.	132,293	3,462
*	Denbury, Inc.	26,572	2,329
*	Green Plains, Inc.	43,440	1,346
	New Fortress Energy, Inc.	34,238	1,008
*	TechnipFMC PLC†	134,704	1,839
	Whitecap Resources, Inc.	221,009	1,708
			11,692

	Information Technology—7.5%
*	Alarm.com Holdings, Inc.	18,144	912
*	Ambarella, Inc.†	16,077	1,245
	Cognex Corp.	25,523	1,265
*	Dynatrace, Inc.	41,611	1,760
	Entegris, Inc.	15,215	1,248
	MKS Instruments, Inc.	9,179	813
*	Nice Ltd.—ADR	8,348	1,911
*	SolarEdge Technologies, Inc.	3,882	1,180
*	Wolfspeed, Inc.	18,131	1,177
			11,511

	Materials—6.9%
	Berry Global Group, Inc.	23,683	1,395
	CF Industries Holdings, Inc.	25,124	1,821
	Crown Holdings, Inc.	31,910	2,639
	Eagle Materials, Inc.	10,667	1,566
	Sylvamo Corp.	65,662	3,038
			10,459

	Real Estate—6.6%
	Agree Realty Corp.	30,012	2,059
	Americold Realty Trust, Inc.	83,276	2,369
	Equity LifeStyle Properties, Inc.	37,433	2,513
	Healthcare Realty Trust, Inc.	124,788	2,412
	Pebblebrook Hotel Trust	50,812	714
			10,067

	Consumer Staples—5.6%
	Inter Parfums, Inc.	18,312	2,605
	Lancaster Colony Corp.	10,735	2,178
*	Performance Food Group Co.	25,937	1,565
	Primo Water Corp.	144,979	2,225
			8,573

See accompanying Notes to Portfolio of Investments.

10

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Utilities—1.8%
	IDACORP, Inc.	25,034	$2,712

	Communication Services—1.0%
*	Live Nation Entertainment, Inc.	9,403	658
*	ZipRecruiter, Inc.	55,307	882
			1,540

	Total Common Stocks—97.3% (cost $146,296)		148,291

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $5,138, collateralized by U.S. Treasury Note, 0.125%, due 01/15/30, valued at $5,240	$5,137	5,137

	Total Repurchase Agreement—3.4% (cost $5,137)		5,137

	Total Investments—100.7% (cost $151,433)		153,428

	Liabilities, plus cash and other assets—(0.7)%		(1,052)

	Net assets—100.0%		$152,376

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

11

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—24.0%
	Advanced Drainage Systems, Inc.	315,900	$26,602
*	Axon Enterprise, Inc.	238,848	53,705
	Brink’s Co.	614,223	41,030
*	Builders FirstSource, Inc.	672,915	59,741
	BWX Technologies, Inc.	988,952	62,344
*	Casella Waste Systems, Inc.	364,661	30,143
*	Chart Industries, Inc.	256,287	32,138
	Genpact Ltd.†	411,900	19,038
	HEICO Corp.	272,656	37,054
	Lincoln Electric Holdings, Inc.	114,035	19,283
*	Mercury Systems, Inc.	825,501	42,200
*	Shoals Technologies Group, Inc.	485,530	11,065
*	SiteOne Landscape Supply, Inc.	117,500	16,082
*	Trex Co., Inc.	466,421	22,701
*	WillScot Mobile Mini Holdings Corp.	334,900	15,700
			488,826

	Information Technology—20.3%
*	Alarm.com Holdings, Inc.	385,241	19,370
*	Ambarella, Inc.†	212,300	16,436
	Cognex Corp.	398,647	19,753
*	Dynatrace, Inc.	812,286	34,360
	Entegris, Inc.	285,076	23,379
*	Guidewire Software, Inc.	374,055	30,691
	MKS Instruments, Inc.	155,865	13,813
*	MongoDB, Inc.	76,000	17,717
	National Instruments Corp.	773,251	40,526
*	Nice Ltd.-ADR	163,968	37,531
*	Novanta, Inc.†	185,254	29,472
*	PagerDuty, Inc.	865,420	30,272
*	Pure Storage, Inc.	713,848	18,210
*	SolarEdge Technologies, Inc.	81,032	24,630
*	Tenable Holdings, Inc.	376,200	17,873
*	Varonis Systems, Inc.	785,732	20,437
*	Wolfspeed, Inc.	283,013	18,382
			412,852

	Health Care—20.2%
*	Acadia Healthcare Co., Inc.	413,980	29,910
*	Blueprint Medicines Corp.	174,604	7,856
*	Certara, Inc.	974,883	23,504
*	Charles River Laboratories International, Inc.	112,037	22,611
	Chemed Corp.	99,384	53,444
	Encompass Health Corp.	806,600	43,637
*	Globus Medical, Inc.	199,395	11,294
*	HealthEquity, Inc.	545,108	32,003
*	Insmed, Inc.	583,951	9,956
*	Inspire Medical Systems, Inc.	142,542	33,365
*	Insulet Corp.	98,846	31,528
*	Merit Medical Systems, Inc.	476,426	35,232
*	Penumbra, Inc.	154,759	43,130
*	Repligen Corp.	169,000	28,453

See accompanying Notes to Portfolio of Investments.

12

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Health Care—(continued)
*	Twist Bioscience Corp.	329,073	$4,962
			410,885

	Consumer Discretionary—9.7%
*	Burlington Stores, Inc.	76,861	15,534
*	Five Below, Inc.	115,700	23,831
*	Fox Factory Holding Corp.	211,506	25,670
*	Leslie’s, Inc.	820,874	9,038
*	National Vision Holdings, Inc.	1,207,276	22,745
*	Planet Fitness, Inc.	382,000	29,670
	Pool Corp.	94,000	32,189
*	Revolve Group, Inc.	954,992	25,116
	Wyndham Hotels & Resorts, Inc.	214,445	14,550
			198,343

	Energy—7.8%
	Cameco Corp.	1,413,662	36,996
*	Denbury, Inc.	288,285	25,262
*	Kosmos Energy Ltd.	2,730,300	20,313
	New Fortress Energy, Inc.	563,712	16,590
*	TechnipFMC PLC†	2,353,900	32,131
	Whitecap Resources, Inc.	3,644,300	28,171
			159,463

	Financials—5.9%
	Ares Management Corp.	248,840	20,763
	Carlyle Group, Inc.	447,000	13,884
*	Euronet Worldwide, Inc.	408,380	45,698
	Tradeweb Markets, Inc.	135,500	10,707
	Virtu Financial, Inc.	996,536	18,835
	Western Alliance Bancorp	309,382	10,995
			120,882

	Consumer Staples—5.3%
*	Freshpet, Inc.	415,879	27,527
	Lancaster Colony Corp.	206,530	41,901
*	Performance Food Group Co.	623,795	37,640
			107,068

	Materials—4.4%
	CF Industries Holdings, Inc.	266,331	19,306
	Crown Holdings, Inc.	476,687	39,427
	Martin Marietta Materials, Inc.	86,496	30,711
			89,444

	Real Estate—1.1%
	FirstService Corp.	151,168	21,313

	Communication Services—0.8%
*	Live Nation Entertainment, Inc.	232,712	16,290

	Total Common Stocks—99.5% (cost $1,816,719)		2,025,366

See accompanying Notes to Portfolio of Investments.

13

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Rights

	Health Care—0.0%
*	Abiomed, Inc. CVR**	80,133	$—

	Total Rights—0.0% (cost $82)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $54,639, collateralized by U.S. Treasury Note, 0.125%, due 01/15/30, valued at $55,723	$54,631	54,631

	Total Repurchase Agreement—2.7% (cost $54,631)		54,631

	Total Investments—102.2% (cost $1,871,432)		2,079,997

	Liabilities, plus cash and other assets—(2.2)%		(45,074)

	Net assets—100.0%		$2,034,923

ADR = American Depository Receipt

CVR = Contingent Value Right

* = Non-income producing security

** = Fair valued pursuant to the Fund’s Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at March 31, 2023.

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

14

Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—26.4%
*	ACV Auctions, Inc.	524,330	$6,769
	Albany International Corp.	119,855	10,710
	Brink’s Co.	217,096	14,502
*	Builders FirstSource, Inc.	76,210	6,766
	BWX Technologies, Inc.	232,847	14,679
*	Casella Waste Systems, Inc.	170,820	14,120
*	Chart Industries, Inc.	52,683	6,606
	Douglas Dynamics, Inc.	203,373	6,486
*	Ducommun, Inc.	134,812	7,376
*	Energy Recovery, Inc.	445,586	10,271
	Lincoln Electric Holdings, Inc.	37,310	6,309
	Luxfer Holdings PLC†	518,956	8,770
*	Mercury Systems, Inc.	194,046	9,920
*	Montrose Environmental Group, Inc.	141,458	5,046
*	Shoals Technologies Group, Inc.	130,400	2,972
*	Stem, Inc.	466,556	2,645
*	Verra Mobility Corp.	539,289	9,125
*	WNS Holdings Ltd.	125,862	11,726
			154,798

	Health Care—20.0%
*	Acadia Healthcare Co., Inc.	56,099	4,053
*	Alignment Healthcare, Inc.	161,906	1,030
*	Amicus Therapeutics, Inc.	669,170	7,421
*	Axogen, Inc.	467,504	4,418
*	Azenta, Inc.	70,115	3,129
*	Blueprint Medicines Corp.	68,310	3,073
*	Certara, Inc.	349,633	8,430
	Encompass Health Corp.	181,210	9,803
*	Globus Medical, Inc.	140,410	7,953
*	HealthEquity, Inc.	47,125	2,767
*	Insmed, Inc.	254,260	4,335
*	Inspire Medical Systems, Inc.	42,060	9,845
*	Ligand Pharmaceuticals, Inc.	44,870	3,301
*	Merit Medical Systems, Inc.	136,620	10,103
*	OmniAb, Inc.	807,139	2,970
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**#	23,037	—
*	Penumbra, Inc.	25,930	7,226
*	Sotera Health Co.	212,510	3,806
*	Treace Medical Concepts, Inc.	282,720	7,122
*	Twist Bioscience Corp.	132,886	2,004
*	Veracyte, Inc.	177,410	3,956
*	Veradigm, Inc.	456,808	5,961
*	Vericel Corp.	155,590	4,562
			117,268

	Information Technology—14.8%
*	Alarm.com Holdings, Inc.	116,380	5,852
*	Ambarella, Inc.†	43,960	3,403
	American Software, Inc.	324,150	4,088
*	Guidewire Software, Inc.	89,050	7,307
*	JFrog Ltd.†	189,110	3,725
*	Novanta, Inc.†	46,490	7,396

See accompanying Notes to Portfolio of Investments.

15

Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
*	PagerDuty, Inc.	194,490	$6,803
*	PDF Solutions, Inc.	229,871	9,746
	Power Integrations, Inc.	46,170	3,908
*	PROS Holdings, Inc.	228,010	6,247
*	SiTime Corp.	39,785	5,659
*	Varonis Systems, Inc.	269,660	7,014
*	Vertex, Inc.	322,953	6,682
*	Workiva, Inc.	88,550	9,068
			86,898

	Consumer Discretionary—12.1%
*	Boot Barn Holdings, Inc.	81,784	6,268
	Cheesecake Factory, Inc.	241,920	8,479
*	Fox Factory Holding Corp.	49,330	5,987
*	Golden Entertainment, Inc.	128,080	5,573
*	Grand Canyon Education, Inc.	71,790	8,177
*	National Vision Holdings, Inc.	346,827	6,534
*	Overstock.com, Inc.	157,490	3,192
*	Revolve Group, Inc.	117,137	3,081
	Signet Jewelers Ltd.†	74,320	5,781
*	Skyline Champion Corp.	116,380	8,755
	Winmark Corp.	29,090	9,321
			71,148

	Energy—8.1%
	Cameco Corp.	361,110	9,450
	ChampionX Corp.	232,750	6,315
*	Denbury, Inc.	89,329	7,828
*	Green Plains, Inc.	221,972	6,879
*	Kosmos Energy Ltd.	638,490	4,750
*	TechnipFMC PLC†	535,710	7,313
	Whitecap Resources, Inc.	683,850	5,286
			47,821

	Consumer Staples—4.8%
*	Beauty Health Co.	348,530	4,402
*	Performance Food Group Co.	177,390	10,704
*	Vita Coco Co., Inc.	351,030	6,887
*	Vital Farms, Inc.	409,220	6,261
			28,254

	Financials—4.5%
*	Donnelley Financial Solutions, Inc.	147,370	6,022
*	Euronet Worldwide, Inc.	84,120	9,413
*	Goosehead Insurance, Inc.	104,040	5,431
	Wintrust Financial Corp.	74,000	5,398
			26,264

	Communication Services—3.0%
*	Gogo, Inc.	389,610	5,649
*	QuinStreet, Inc.	413,045	6,555
*	ZipRecruiter, Inc.	335,530	5,349
			17,553

See accompanying Notes to Portfolio of Investments.

16

Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Real Estate—2.8%
Colliers International Group, Inc.	62,398	$6,586
FirstService Corp.	71,947	10,144
		16,730

Materials—2.8%
Ardagh Metal Packaging SA†	832,980	3,398
Orion Engineered Carbons SA†	283,427	7,395
Sylvamo Corp.	119,650	5,535
		16,328

Total Common Stocks—99.3% (cost $514,195)		583,062

Exchange-Traded Funds

Exchange-Traded Fund—0.9%
iShares Russell 2000 Growth ETF	25,010	5,673

Total Exchange-Traded Fund—0.9% (cost $5,618)		5,673

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $20,423, collateralized by U.S. Treasury Bond, 4.500%, due 05/15/38, valued at $20,828	$20,419	20,419

Total Repurchase Agreement—3.5% (cost $20,419)		20,419

Total Investments—103.7% (cost $540,232)		609,154

Liabilities, plus cash and other assets—(3.7)%		(21,918)

Net assets—100.0%		$587,236

* = Non-income producing security
** = Fair valued pursuant to the Fund’s Valuation Procedures. These holdings represent 0.00% of the Fund’s net assets at March 31, 2023.
† = U.S. listed foreign security
# = Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). The value of such restricted securities represents 0.00% of the Fund’s net assets at March 31, 2023.

See accompanying Notes to Portfolio of Investments.

17

Small Cap Value Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—22.8%
	ABM Industries, Inc.	328,548	$14,765
	Albany International Corp.	153,153	13,686
	Armstrong World Industries, Inc.	179,637	12,797
	Astec Industries, Inc.	120,592	4,974
	Brady Corp.	273,916	14,718
*	CBIZ, Inc.	273,412	13,531
*	Conduent, Inc.	2,559,628	8,780
	CSG Systems International, Inc.	247,686	13,301
	Deluxe Corp.	516,501	8,264
	Federal Signal Corp.	202,059	10,954
	GrafTech International Ltd.	1,815,113	8,821
	Granite Construction, Inc.	416,785	17,122
*	Great Lakes Dredge & Dock Corp.	978,865	5,315
	Hillenbrand, Inc.	318,422	15,135
*	Hub Group, Inc.	167,537	14,063
*	KAR Auction Services, Inc.	606,395	8,296
	Korn Ferry	28,591	1,479
	Marten Transport Ltd.	604,073	12,655
	Maximus, Inc.	175,466	13,809
	MillerKnoll, Inc.	449,355	9,189
	Mueller Water Products, Inc.	601,464	8,384
*	PGT Innovations, Inc.	643,518	16,159
*	SP Plus Corp.	348,205	11,940
	Tennant Co.	59,902	4,105
	Terex Corp.	279,930	13,543
	Werner Enterprises, Inc.	297,757	13,545
			289,330

	Financials—18.4%
	Ameris Bancorp	316,753	11,587
	Argo Group International Holdings Ltd.†	321,311	9,411
	Atlantic Union Bankshares Corp.	371,754	13,030
	Banc of California, Inc.	726,391	9,102
	Brightsphere Investment Group, Inc.	481,521	11,354
	Compass Diversified Holdings	688,674	13,140
	ConnectOne Bancorp, Inc.	418,250	7,395
	Dime Community Bancshares, Inc.	419,778	9,537
	Eastern Bankshares, Inc.	747,643	9,435
	Enterprise Financial Services Corp.	280,191	12,494
	First Bancorp	293,820	10,436
	First Merchants Corp.	331,182	10,912
	Hancock Whitney Corp.	240,042	8,737
	MGIC Investment Corp.	941,332	12,633
	Old National Bancorp	834,882	12,039
	Pacific Premier Bancorp, Inc.	337,214	8,100
*	PRA Group, Inc.	425,235	16,567
	Seacoast Banking Corp. of Florida	377,921	8,957
	Simmons First National Corp.	520,673	9,107
*	Texas Capital Bancshares, Inc.	253,428	12,408
	Veritex Holdings, Inc.	317,639	5,800
	Washington Federal, Inc.	375,170	11,300
			233,481

See accompanying Notes to Portfolio of Investments.

18

Small Cap Value Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Consumer Discretionary—14.1%
*	Adient PLC†	230,737	$9,451
	Bloomin’ Brands, Inc.	633,084	16,239
	Carter’s, Inc.	182,056	13,093
	Cracker Barrel Old Country Store, Inc.	123,064	13,980
	Designer Brands, Inc.	1,048,825	9,167
	El Pollo Loco Holdings, Inc.	567,223	5,440
	La-Z-Boy, Inc.	486,376	14,144
	Oxford Industries, Inc.	95,465	10,080
	Standard Motor Products, Inc.	376,599	13,900
	Steven Madden Ltd.	422,062	15,194
*	Taylor Morrison Home Corp.	423,815	16,215
*	Tri Pointe Homes, Inc.	610,465	15,457
*	Universal Electronics, Inc.	213,215	2,162
*	Urban Outfitters, Inc.	476,343	13,204
	Winnebago Industries, Inc.	199,047	11,485
			179,211

	Information Technology—10.5%
	Advanced Energy Industries, Inc.	114,820	11,252
	AudioCodes Ltd.†	560,373	8,450
	Belden, Inc.	153,483	13,318
*	Cognyte Software Ltd.†	1,106,118	3,750
*	Knowles Corp.	898,243	15,270
	Kulicke & Soffa Industries, Inc.	285,009	15,017
	Methode Electronics, Inc.	378,361	16,603
*	NetScout Systems, Inc.	449,994	12,892
*	Plexus Corp.	89,190	8,702
	Progress Software Corp.	268,784	15,442
*	Verint Systems, Inc.	344,901	12,844
			133,540

	Real Estate—8.3%
	Brandywine Realty Trust	642,784	3,040
	CareTrust REIT, Inc.	512,654	10,038
	Elme Communities	665,097	11,879
	Empire State Realty Trust, Inc.	1,500,806	9,740
	Four Corners Property Trust, Inc.	442,577	11,888
	Kite Realty Group Trust	782,128	16,362
	Pebblebrook Hotel Trust	580,222	8,146
	STAG Industrial, Inc.	377,337	12,761
	Sunstone Hotel Investors, Inc.	963,025	9,515
	UMH Properties, Inc.	804,335	11,896
			105,265

	Materials—5.7%
	Greif, Inc.	182,766	11,582
	Kaiser Aluminum Corp.	170,180	12,700
	Minerals Technologies, Inc.	220,866	13,345
	Myers Industries, Inc.	647,752	13,881
	Orion Engineered Carbons SA†	777,184	20,277
			71,785

See accompanying Notes to Portfolio of Investments.

19

Small Cap Value Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Health Care—5.6%
*	ANI Pharmaceuticals, Inc.	196,404	$7,801
*	Integer Holdings Corp.	221,414	17,160
*	Lantheus Holdings, Inc.	188,722	15,581
*	ModivCare, Inc.	103,295	8,685
*	NextGen Healthcare, Inc.	573,210	9,980
*	NuVasive, Inc.	176,249	7,281
*	Owens & Minor, Inc.	354,592	5,159
			71,647

	Energy—4.8%
*	Dril-Quip, Inc.	456,934	13,109
*	Earthstone Energy, Inc.	923,271	12,012
*	Expro Group Holdings NV†	710,441	13,044
	PBF Energy, Inc.	285,567	12,382
	SM Energy Co.	377,561	10,632
			61,179

	Consumer Staples—3.9%
*	Central Garden & Pet Co.	310,802	12,143
	Edgewell Personal Care Co.	244,042	10,352
	Spectrum Brands Holdings, Inc.	108,734	7,201
*	Sprouts Farmers Market, Inc.	203,569	7,131
*	TreeHouse Foods, Inc.	246,083	12,410
			49,237

	Utilities—2.0%
	NorthWestern Corp.	221,163	12,797
	Spire, Inc.	184,349	12,930
			25,727

	Communication Services—0.9%
	John Wiley & Sons, Inc.	289,226	11,213

	Total Common Stocks—97.0% (cost $1,225,277)		1,231,615

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $36,708, collateralized by U.S. Treasury Note and U.S. Treasury Bond, 0.625% - 4.500%, due 05/15/30 - 05/15/38, valued at $37,436	$36,702	36,702

	Total Repurchase Agreement—2.9% (cost $36,702)		36,702

	Total Investments—99.9% (cost $1,261,979)		1,268,317

	Cash and other assets, less liabilities—0.1%		1,618

	Net assets—100.0%		$1,269,935

REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

20

Global Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—47.1%

	Canada—2.9%
	Canadian Pacific Railway Ltd. (Ground transportation)	28,162	$2,167
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	1,981	721
			2,888

	United States—44.2%
*	Alphabet, Inc. (Interactive media & services)	27,109	2,812
*	Amazon.com, Inc. (Broadline retail)	20,949	2,164
*	Autodesk, Inc. (Software)	6,057	1,261
	BlackRock, Inc. (Capital markets)	1,960	1,311
*	Charles River Laboratories International, Inc. (Life sciences tools & services)	5,740	1,158
*	CoStar Group, Inc. (Professional services)	17,099	1,177
*	Enphase Energy, Inc. (Semiconductors & semiconductor equipment)	2,215	466
	Estee Lauder Cos., Inc. (Personal care products)	5,061	1,247
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	2,702	1,351
	Intercontinental Exchange, Inc. (Capital markets)	12,647	1,319
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	4,208	1,075
	Mastercard, Inc. (Financial services)	8,820	3,205
*	Meta Platforms, Inc. (Interactive media & services)	8,553	1,813
	Microsoft Corp. (Software)	15,562	4,486
	NIKE, Inc. (Textiles, apparel & luxury goods)	12,113	1,486
	Old Dominion Freight Line, Inc. (Ground transportation)	3,038	1,035
	Prologis, Inc. (Industrial REITs)	5,424	677
	Roper Technologies, Inc. (Software)	2,907	1,281
*	Salesforce, Inc. (Software)	8,695	1,737
*	Synopsys, Inc. (Software)	5,045	1,949
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,300	1,902
*	Ulta Beauty, Inc. (Specialty retail)	3,758	2,051
	UnitedHealth Group, Inc. (Health care providers & services)	4,134	1,954
	Vulcan Materials Co. (Construction materials)	5,232	898
	Watsco, Inc. (Trading companies & distributors)	4,044	1,287
*	Workday, Inc. (Software)	7,777	1,606
	Zoetis, Inc. (Pharmaceuticals)	7,546	1,256
			43,964

	Europe—30.9%

	Denmark—4.5%
	DSV AS (Air freight & logistics)	10,452	2,018
	Novo Nordisk AS (Pharmaceuticals)	15,640	2,472
			4,490
	France—6.9%
	Airbus SE (Aerospace & defense)	25,575	3,419
	Hermes International (Textiles, apparel & luxury goods)	272	550
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	3,128	2,865
			6,834

	Germany—4.9%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	55,630	2,273
	MTU Aero Engines AG (Aerospace & defense)	10,426	2,608
			4,881

See accompanying Notes to Portfolio of Investments.

21

Global Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Ireland—2.8%
	Linde PLC (Chemicals)†	4,539	$1,613
*	Ryanair Holdings PLC—ADR (Passenger airlines)	11,810	1,114
			2,727

	Italy—0.5%
	Ferrari NV (Automobiles)†	1,883	510

	Netherlands—2.4%
*	Adyen NV (Financial services)	893	1,413
	ASML Holding NV (Semiconductors & semiconductor equipment)	1,483	1,006
			2,419

	Sweden—5.8%
	Atlas Copco AB (Machinery)	137,250	1,740
	Evolution AB (Hotels, restaurants & leisure)	10,318	1,380
	Hexagon AB (Electronic equipment, instruments & components)	166,920	1,911
	Indutrade AB (Machinery)	35,521	753
			5,784

	Switzerland—3.1%
	Lonza Group AG (Life sciences tools & services)	2,378	1,423
	Partners Group Holding AG (Capital markets)	862	807
	Zurich Insurance Group AG (Insurance)	1,815	868
			3,098

	United Kingdom—8.0%
	Ashtead Group PLC (Trading companies & distributors)	14,457	884
	Compass Group PLC (Hotels, restaurants & leisure)	109,806	2,754
	Experian PLC (Professional services)	35,196	1,155
	Halma PLC (Electronic equipment, instruments & components)	45,203	1,243
	Rentokil Initial PLC (Commercial services & supplies)	215,066	1,569
	Spirax-Sarco Engineering PLC (Machinery)	2,598	380
			7,985

	Emerging Asia—4.6%

	India—3.0%
	HDFC Bank Ltd.—ADR (Banks)	23,881	1,592
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	50,148	1,423
			3,015

	Taiwan—1.6%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	16,458	1,531

	Japan—2.9%
	Daikin Industries Ltd. (Building products)	8,100	1,443
	Keyence Corp. (Electronic equipment, instruments & components)	2,900	1,408
			2,851

See accompanying Notes to Portfolio of Investments.

22

Global Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—2.6%

	Australia—1.1%
	CSL Ltd. (Biotechnology)	5,439	$1,048

	Hong Kong—1.5%
	AIA Group Ltd. (Insurance)	143,400	1,510

	Emerging Latin America—0.9%

	Brazil—0.9%
*	MercadoLibre, Inc. (Broadline retail)	677	892

	Total Common Stocks—97.0% (cost $61,226)		96,427

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $2,494, collateralized by U.S. Treasury Bond, 4.500%, due 05/15/38, valued at $2,543	$2,493	2,493

	Total Repurchase Agreement—2.5% (cost $2,493)		2,493

	Total Investments—99.5% (cost $63,719)		98,920

	Cash and other assets, less liabilities—0.5%		503

	Net assets—100.0%		$99,423

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

23

Global Leaders Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	23.6%
Information Technology	23.0%
Consumer Discretionary	15.9%
Health Care	14.1%
Financials	12.5%
Communication Services	4.8%
Materials	2.6%
Energy	1.5%
Consumer Staples	1.3%
Real Estate	0.7%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	56.1%
Euro	14.7%
British Pound Sterling	8.3%
Swedish Krona	6.0%
Danish Krone	4.6%
Swiss Franc	3.2%
Japanese Yen	2.9%
Hong Kong Dollar	1.6%
Indian Rupee	1.5%
Australian Dollar	1.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

24

International Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe—43.9%

	Denmark—3.8%
	DSV AS (Air freight & logistics)	88,594	$17,108
	Novo Nordisk AS (Pharmaceuticals)	161,153	25,472
			42,580

	France—14.1%
	Airbus SE (Aerospace & defense)	163,001	21,793
	Dassault Systemes SE (Software)	196,408	8,067
	L’Oreal SA (Personal care products)	44,940	20,043
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	39,100	35,806
	Safran SA (Aerospace & defense)	127,778	18,921
	Sartorius Stedim Biotech (Life sciences tools & services)	36,917	11,290
	Teleperformance (Professional services)	46,228	11,115
	Vinci SA (Construction & engineering)	247,919	28,425
			155,460

	Germany—1.9%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	528,889	21,613

	Ireland—3.6%
*	ICON PLC (Life sciences tools & services)†	93,742	20,022
	Linde PLC (Chemicals)†	55,125	19,594
			39,616

	Italy—1.4%
	Ferrari NV (Automobiles)†	58,096	15,741

	Luxembourg—1.3%
	Tenaris SA (Energy equipment & services)	1,002,887	14,248

	Netherlands—4.1%
*	Adyen NV (Financial services)	10,452	16,540
	ASML Holding NV (Semiconductors & semiconductor equipment)	41,728	28,293
			44,833

	Norway—1.1%
	Equinor ASA (Oil, gas & consumable fuels)	427,664	12,201

	Spain—2.5%
*	Amadeus IT Group SA (Hotels, restaurants & leisure)	406,255	27,166

	Sweden—4.8%
	Atlas Copco AB (Machinery)	1,179,133	14,944
	Evolution AB (Hotels, restaurants & leisure)	154,607	20,679
	Hexagon AB (Electronic equipment, instruments & components)	1,085,553	12,431
	Indutrade AB (Machinery)	247,581	5,250
			53,304

	Switzerland—5.3%
	Lonza Group AG (Life sciences tools & services)	37,303	22,318
	Partners Group Holding AG (Capital markets)	9,200	8,615
	Straumann Holding AG (Health care equipment & supplies)	103,235	15,385

See accompanying Notes to Portfolio of Investments.

25

International Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Switzerland—(continued)
	Zurich Insurance Group AG (Insurance)	25,270	$12,089
			58,407

	United Kingdom—16.9%
	Ashtead Group PLC (Trading companies & distributors)	253,776	15,521
	AstraZeneca PLC (Pharmaceuticals)	175,722	24,348
	Bunzl PLC (Trading companies & distributors)	567,927	21,417
	Compass Group PLC (Hotels, restaurants & leisure)	1,061,003	26,609
	Diageo PLC (Beverages)	435,192	19,402
	Experian PLC (Professional services)	462,870	15,189
	Halma PLC (Electronic equipment, instruments & components)	395,443	10,873
	London Stock Exchange Group PLC (Capital markets)	192,934	18,726
	Rentokil Initial PLC (Commercial services & supplies)	2,691,114	19,640
	Segro PLC (Industrial REITs)	774,981	7,338
	Spirax-Sarco Engineering PLC (Machinery)	57,130	8,355
			187,418

	Emerging Asia—15.6%

	China—6.5%
*	Alibaba Group Holding Ltd. (Broadline retail)	1,967,000	25,158
	China Tourism Group Duty Free Corp. Ltd. (Specialty retail)	469,997	12,532
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	218,964	12,938
	Kweichow Moutai Co. Ltd. (Beverages)	38,800	10,276
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	1,055,569	10,799
			71,703

	India—5.2%
	Housing Development Finance Corp. Ltd. (Financial services)	534,185	17,030
	Infosys Ltd. (IT services)	784,860	13,616
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	942,606	26,735
			57,381
	South Korea—1.3%
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	26,646	15,044

	Taiwan—2.6%
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	1,652,000	28,919

	Canada—8.5%
	Canadian Pacific Railway Ltd. (Ground transportation)	344,404	26,498
	Dollarama, Inc. (Broadline retail)	331,585	19,817
	Intact Financial Corp. (Insurance)	116,068	16,611
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	50,413	18,360
	Toronto-Dominion Bank (Banks)	214,624	12,855
			94,141

	Japan—6.7%
	Daikin Industries Ltd. (Building products)	96,900	17,263
	Hoya Corp. (Health care equipment & supplies)	120,200	13,181
	Keyence Corp. (Electronic equipment, instruments & components)	49,700	24,125

See accompanying Notes to Portfolio of Investments.

26

International Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Japan—(continued)
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	607,500	$19,560
			74,129

	Asia—3.6%

	Australia—1.3%
	CSL Ltd. (Biotechnology)	75,182	14,489

	Hong Kong—2.3%
	AIA Group Ltd. (Insurance)	1,508,000	15,877
	Techtronic Industries Co. Ltd. (Machinery)	846,000	9,145
			25,022

	Emerging Latin America—2.2%

	Argentina—0.4%
*	Globant SA (IT services)†	28,271	4,637

	Brazil—1.8%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	2,939,200	6,002
*	MercadoLibre, Inc. (Broadline retail)	10,099	13,311
			19,313

	Total Common Stocks—97.4% (cost $904,058)		1,077,365

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $26,323, collateralized by U.S. Treasury Note, 0.125% - 3.875%, due 12/31/29 - 01/15/30, valued at $26,846	$26,319	26,319

	Total Repurchase Agreement—2.4% (cost $26,319)		26,319

	Total Investments—99.8% (cost $930,377)		1,103,684

	Cash and other assets, less liabilities—0.2%		1,927

	Net assets—100.0%		$1,105,611

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

27

International Leaders Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.5%
Consumer Discretionary	20.0%
Information Technology	15.6%
Health Care	13.6%
Financials	11.5%
Energy	4.9%
Consumer Staples	4.6%
Materials	3.6%
Real Estate	0.7%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.4%
British Pound Sterling	17.4%
U.S. Dollar	11.0%
Japanese Yen	6.9%
Swiss Franc	5.4%
Indian Rupee	5.3%
Swedish Krona	4.9%
Hong Kong Dollar	4.7%
Canadian Dollar	4.6%
Chinese Yuan Renminbi	4.3%
Danish Krone	4.0%
New Taiwan Dollar	2.7%
South Korean Won	1.4%
Australian Dollar	1.3%
Norwegian Krone	1.1%
All Other Currencies	0.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

28

International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—43.9%

	Belgium—0.2%
	Warehouses De Pauw CVA (Industrial REITs)	83,347	$2,469

	Denmark—4.4%
	Coloplast AS (Health care equipment & supplies)	47,387	6,221
	DSV AS (Air freight & logistics)	113,875	21,990
*	Genmab AS (Biotechnology)	29,565	11,143
	Novo Nordisk AS (Pharmaceuticals)	163,605	25,860
			65,214

	Finland—0.2%
	Metso Outotec Oyj (Machinery)	311,872	3,396

	France—13.5%
	Airbus SE (Aerospace & defense)	146,445	19,579
	Capgemini SE (IT services)	67,089	12,423
	Dassault Systemes SE (Software)	454,475	18,668
	Hermes International (Textiles, apparel & luxury goods)	9,850	19,912
	L’Oreal SA (Personal care products)	44,751	19,959
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	21,559	19,743
	Safran SA (Aerospace & defense)	131,940	19,537
	Sartorius Stedim Biotech (Life sciences tools & services)	24,835	7,595
	SEB SA (Household durables)	20,689	2,351
*	SES-imagotag SA (Electronic equipment, instruments & components)	16,260	1,929
	Teleperformance (Professional services)	48,661	11,700
	Thales SA (Aerospace & defense)	146,942	21,729
	TotalEnergies SE (Oil, gas & consumable fuels)	120,262	7,090
	Vinci SA (Construction & engineering)	171,797	19,697
			201,912

	Germany—4.2%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	33,263	4,618
*	CTS Eventim AG & Co. KGaA (Entertainment)	95,341	5,940
	Hannover Rueck SE (Insurance)	36,624	7,163
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	523,509	21,393
	MTU Aero Engines AG (Aerospace & defense)	79,646	19,918
	Nemetschek SE (Software)	40,091	2,751
	Siltronic AG (Semiconductors & semiconductor equipment)	24,321	1,773
			63,556

	Ireland—2.9%
*	ICON PLC (Life sciences tools & services)†	80,729	17,243
	Kingspan Group PLC (Building products)	107,463	7,347
	Linde PLC (Chemicals)†	53,342	18,960
			43,550

	Israel—0.8%
*	Inmode Ltd. (Health care equipment & supplies)†	99,782	3,189
	Mizrahi Tefahot Bank Ltd. (Banks)	89,782	2,801
*	Nice Ltd.—ADR (Software)	28,056	6,422
			12,412

See accompanying Notes to Portfolio of Investments.

29

International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Italy—1.8%
	Amplifon SpA (Health care providers & services)	101,933	$3,531
	Azimut Holding SpA (Capital markets)	92,403	1,974
	Brembo SpA (Automobile components)	142,341	2,084
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	59,930	5,944
	Ferrari NV (Automobiles)†	30,652	8,305
	Moncler SpA (Textiles, apparel & luxury goods)	73,091	5,036
			26,874

	Luxembourg—0.4%
	Tenaris SA (Energy equipment & services)	440,170	6,253

	Netherlands—3.1%
*	Adyen NV (Financial services)	4,952	7,837
	ASML Holding NV (Semiconductors & semiconductor equipment)	30,430	20,632
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	64,995	5,646
	Euronext NV (Capital markets)	58,381	4,469
	IMCD NV (Trading companies & distributors)	31,913	5,205
	JDE Peet’s NV (Food products)	106,183	3,089
			46,878

	Norway—0.8%
*	AutoStore Holdings Ltd. (Machinery)	1,549,557	3,325
	Equinor ASA (Oil, gas & consumable fuels)	196,919	5,618
	Gjensidige Forsikring ASA (Insurance)	148,809	2,435
			11,378

	Spain—1.9%
*	Amadeus IT Group SA (Hotels, restaurants & leisure)	321,173	21,477
	EDP Renovaveis SA (Independent power & renewable electricity producers)	288,698	6,603
			28,080

	Sweden—3.7%
	Atlas Copco AB (Machinery)	912,097	11,560
	Beijer Ref AB (Trading companies & distributors)	284,781	4,985
	Evolution AB (Hotels, restaurants & leisure)	68,559	9,170
	Hemnet Group AB (Interactive media & services)	140,853	2,369
	Hexagon AB (Electronic equipment, instruments & components)	1,207,756	13,830
	Indutrade AB (Machinery)	204,160	4,329
	Lifco AB (Industrial conglomerates)	234,287	5,034
	Sweco AB (Construction & engineering)	178,775	2,265
	Vitrolife AB (Biotechnology)	69,332	1,438
			54,980

	Switzerland—6.0%
	Belimo Holding AG (Building products)	7,551	3,640
	Galenica AG (Health care providers & services)	50,205	4,244
	Lonza Group AG (Life sciences tools & services)	34,256	20,495
	Partners Group Holding AG (Capital markets)	8,305	7,777
*	Siegfried Holding AG (Life sciences tools & services)	4,073	2,989
*	SIG Group AG (Containers & packaging)	278,205	7,152

See accompanying Notes to Portfolio of Investments.

30

International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland—(continued)
	Sika AG (Chemicals)	39,283	$10,970
	Straumann Holding AG (Health care equipment & supplies)	61,221	9,123
	Tecan Group AG (Life sciences tools & services)	13,491	5,886
	VAT Group AG (Machinery)	14,122	5,066
	Zurich Insurance Group AG (Insurance)	24,885	11,905
			89,247

	Emerging Asia—15.5%

	China—5.6%
	Airtac International Group (Machinery)	106,713	4,153
*	Alibaba Group Holding Ltd. (Broadline retail)	1,682,000	21,513
	China Tourism Group Duty Free Corp. Ltd. (Specialty retail)	212,300	5,661
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	64,700	3,823
	Foshan Haitian Flavouring & Food Co. Ltd. (Food products)	340,791	3,796
	JD.com, Inc. (Broadline retail)	226,700	4,967
	Kweichow Moutai Co. Ltd. (Beverages)	42,099	11,150
	Proya Cosmetics Co. Ltd. (Personal care products)	83,078	2,199
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	845,692	8,652
	Silergy Corp. (Semiconductors & semiconductor equipment)	102,000	1,606
	Tencent Holdings Ltd. (Interactive media & services)	324,600	15,953
			83,473

	India—5.0%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	50,260	2,633
	Britannia Industries Ltd. (Food products)	52,741	2,773
	Havells India Ltd. (Electrical equipment)	237,948	3,448
	HDFC Bank Ltd. (Banks)	919,888	18,010
	Hindustan Unilever Ltd. (Personal care products)	241,174	7,513
	Infosys Ltd. (IT services)	390,253	6,770
*	InterGlobe Aviation Ltd. (Passenger airlines)	182,523	4,253
*	Max Healthcare Institute Ltd. (Health care providers & services)	364,656	1,941
	Petronet LNG Ltd. (Oil, gas & consumable fuels)	1,186,005	3,308
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	669,593	18,992
	UPL Ltd. (Chemicals)	332,320	2,900
	Voltas Ltd. (Construction & engineering)	256,733	2,551
			75,092

	Indonesia—1.8%
	Bank Central Asia Tbk PT (Banks)	32,708,200	19,087
	Telkom Indonesia Persero Tbk PT (Diversified telecommunication services)	31,187,800	8,444
			27,531

	South Korea—0.5%
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	12,575	7,100

	Taiwan—2.6%
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	115,000	1,956
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	367,000	9,486
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	289,988	26,975
			38,417

See accompanying Notes to Portfolio of Investments.

31

International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—14.7%
	3i Group PLC (Capital markets)	385,579	$8,015
*	Abcam PLC—ADR (Biotechnology)	136,614	1,839
	Ashtead Group PLC (Trading companies & distributors)	186,896	11,431
	AstraZeneca PLC (Pharmaceuticals)	165,334	22,908
	Beazley PLC (Insurance)	421,229	3,105
	Big Yellow Group PLC (Specialized REITs)	207,186	2,988
	Bunzl PLC (Trading companies & distributors)	200,417	7,558
	Compass Group PLC (Hotels, restaurants & leisure)	942,697	23,642
	ConvaTec Group PLC (Health care equipment & supplies)	2,575,806	7,264
	Croda International PLC (Chemicals)	68,691	5,506
	CVS Group PLC (Health care providers & services)	118,080	2,702
	Diageo PLC (Beverages)	370,275	16,508
	Diploma PLC (Trading companies & distributors)	120,832	4,188
	Experian PLC (Professional services)	418,733	13,740
	Greggs PLC (Hotels, restaurants & leisure)	131,394	4,496
	Halma PLC (Electronic equipment, instruments & components)	398,964	10,970
	Intermediate Capital Group PLC (Capital markets)	298,373	4,479
	London Stock Exchange Group PLC (Capital markets)	181,482	17,615
	Renishaw PLC (Electronic equipment, instruments & components)	44,223	2,233
	Rentokil Initial PLC (Commercial services & supplies)	1,831,711	13,368
	Rotork PLC (Machinery)	1,691,782	6,570
	Segro PLC (Industrial REITs)	361,737	3,425
	Softcat PLC (IT services)	150,960	2,413
	Spectris PLC (Electronic equipment, instruments & components)	73,942	3,338
	Spirax-Sarco Engineering PLC (Machinery)	48,748	7,129
	SSE PLC (Electric utilities)	344,736	7,668
	Weir Group PLC (Machinery)	205,587	4,715
			219,813

	Canada—8.0%
	Boyd Group Services, Inc. (Commercial services & supplies)	14,370	2,297
	Canadian National Railway Co. (Ground transportation)	153,688	18,134
	Canadian Pacific Railway Ltd. (Ground transportation)	277,450	21,347
	CCL Industries, Inc. (Containers & packaging)	108,578	5,394
	Dollarama, Inc. (Broadline retail)	257,288	15,376
	Intact Financial Corp. (Insurance)	97,325	13,929
*	Kinaxis, Inc. (Software)	25,678	3,526
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	18,427	6,711
	Metro, Inc. (Consumer staples distribution & retail)	213,274	11,731
	Parkland Corp. (Oil, gas & consumable fuels)	154,275	3,699
	Toromont Industries Ltd. (Trading companies & distributors)	70,693	5,802
	Toronto-Dominion Bank (Banks)	182,270	10,917
			118,863

	Japan—7.8%
	BayCurrent Consulting, Inc. (Professional services)	90,200	3,702
	Benefit One, Inc. (Professional services)	140,000	1,978
	Daikin Industries Ltd. (Building products)	105,200	18,742
	Disco Corp. (Semiconductors & semiconductor equipment)	35,400	4,079
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	106,100	2,749
	GMO Payment Gateway, Inc. (Financial services)	35,900	3,077
	Harmonic Drive Systems, Inc. (Machinery)	59,400	1,966
	Hoya Corp. (Health care equipment & supplies)	98,500	10,802
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	149,400	2,417

See accompanying Notes to Portfolio of Investments.

32

International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan— (continued)
	Keyence Corp. (Electronic equipment, instruments & components)	49,100	$23,834
	MonotaRO Co. Ltd. (Trading companies & distributors)	333,200	4,158
	Nihon M&A Center Holdings, Inc. (Professional services)	308,600	2,287
	Rakus Co. Ltd. (Software)	157,900	2,257
*	SHIFT, Inc. (IT services)	16,100	2,845
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	378,000	12,171
	SMS Co. Ltd. (Professional services)	72,300	1,740
	TechnoPro Holdings, Inc. (Professional services)	185,500	5,092
	TIS, Inc. (IT services)	176,700	4,645
	Tokio Marine Holdings, Inc. (Insurance)	379,200	7,274
			115,815
	Asia—4.4%

	Australia—1.9%
	CSL Ltd. (Biotechnology)	101,656	19,591
	IDP Education Ltd. (Diversified consumer services)	106,023	1,935
	Pro Medicus Ltd. (Health care technology)	79,418	3,391
	Steadfast Group Ltd. (Insurance)	910,181	3,559
			28,476

	Hong Kong—1.8%
	AIA Group Ltd. (Insurance)	1,727,000	18,183
	Techtronic Industries Co. Ltd. (Machinery)	798,000	8,626
			26,809

	Singapore—0.7%
	DBS Group Holdings Ltd. (Banks)	407,000	10,092

	Emerging Latin America—3.2%

	Argentina—0.2%
*	Globant SA (IT services)†	22,602	3,707

	Brazil—1.5%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	2,505,900	5,117
*	Locaweb Servicos de Internet SA (IT services)	1,205,393	1,139
*	MercadoLibre, Inc. (Broadline retail)	6,140	8,093
	Raia Drogasil SA (Consumer staples distribution & retail)	562,100	2,712
	Rumo SA (Ground transportation)	684,900	2,547
	WEG SA (Electrical equipment)	358,000	2,864
			22,472

	Mexico—1.3%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	16,282	4,990
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	3,653,900	14,599
			19,589

	Peru—0.2%
	Credicorp Ltd. (Banks)†	20,684	2,739

See accompanying Notes to Portfolio of Investments.

33

International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Emerging Mid-East, Africa—0.5%

South Africa—0.4%
Bid Corp. Ltd. (Consumer staples distribution & retail)	245,803	$5,501

United Arab Emirates—0.1%
First Abu Dhabi Bank PJSC (Banks)	606,308	2,127

Total Common Stocks—98.0% (cost $1,116,962)		1,463,815

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $27,985, collateralized by U.S. Treasury Bond, 4.500%, due 05/15/38, valued at $28,540	$27,980	27,980

Total Repurchase Agreement—1.9% (cost $27,980)		27,980

Total Investments—99.9% (cost $1,144,942)		1,491,795

Cash and other assets, less liabilities—0.1%		2,068

Net assets—100.0%		$1,493,863

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

34

International Growth Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	27.0%
Information Technology	15.4%
Health Care	13.4%
Financials	13.2%
Consumer Discretionary	12.9%
Consumer Staples	6.9%
Materials	4.3%
Energy	3.1%
Communication Services	2.2%
Utilities	1.0%
Real Estate	0.6%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	25.9%
British Pound Sterling	14.9%
U.S. Dollar	8.9%
Japanese Yen	7.9%
Canadian Dollar	6.2%
Swiss Franc	6.1%
Indian Rupee	5.1%
Hong Kong Dollar	4.7%
Danish Krone	4.5%
Swedish Krona	3.8%
Chinese Yuan Renminbi	2.4%
Australian Dollar	1.9%
Indonesian Rupiah	1.9%
New Taiwan Dollar	1.2%
All Other Currencies	4.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

35

Institutional International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—43.8%

	Belgium—0.2%
	Warehouses De Pauw CVA (Industrial REITs)	49,568	$1,469

	Denmark—4.3%
	Coloplast AS (Health care equipment & supplies)	28,183	3,700
	DSV AS (Air freight & logistics)	67,724	13,078
*	Genmab AS (Biotechnology)	17,674	6,661
	Novo Nordisk AS (Pharmaceuticals)	97,300	15,379
			38,818

	Finland—0.2%
	Metso Outotec Oyj (Machinery)	185,478	2,020

	France—13.5%
	Airbus SE (Aerospace & defense)	87,094	11,644
	Capgemini SE (IT services)	39,900	7,389
	Dassault Systemes SE (Software)	271,689	11,160
	Hermes International (Textiles, apparel & luxury goods)	5,889	11,905
	L’Oreal SA (Personal care products)	26,753	11,932
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	12,822	11,742
	Safran SA (Aerospace & defense)	78,468	11,619
	Sartorius Stedim Biotech (Life sciences tools & services)	14,770	4,517
	SEB SA (Household durables)	12,326	1,401
*	SES-imagotag SA (Electronic equipment, instruments & components)	9,669	1,147
	Teleperformance (Professional services)	28,940	6,958
	Thales SA (Aerospace & defense)	87,390	12,922
	TotalEnergies SE (Oil, gas & consumable fuels)	71,523	4,217
	Vinci SA (Construction & engineering)	102,171	11,714
			120,267

	Germany—4.2%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	19,782	2,746
*	CTS Eventim AG & Co. KGaA (Entertainment)	56,702	3,533
	Hannover Rueck SE (Insurance)	21,781	4,260
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	311,344	12,723
	MTU Aero Engines AG (Aerospace & defense)	47,367	11,846
	Nemetschek SE (Software)	23,843	1,636
	Siltronic AG (Semiconductors & semiconductor equipment)	14,429	1,051
			37,795

	Ireland—2.9%
*	ICON PLC (Life sciences tools & services)†	48,011	10,255
	Kingspan Group PLC (Building products)	63,911	4,369
	Linde PLC (Chemicals)†	31,724	11,276
			25,900

	Israel—0.8%
*	Inmode Ltd. (Health care equipment & supplies)†	59,354	1,897
	Mizrahi Tefahot Bank Ltd. (Banks)	53,394	1,666
*	Nice Ltd.—ADR (Software)	16,685	3,819
			7,382

See accompanying Notes to Portfolio of Investments.

36

Institutional International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Italy—1.8%
	Amplifon SpA (Health care providers & services)	60,621	$2,100
	Azimut Holding SpA (Capital markets)	54,955	1,174
	Brembo SpA (Automobile components)	85,731	1,255
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	35,642	3,535
	Ferrari NV (Automobiles)†	18,229	4,939
	Moncler SpA (Textiles, apparel & luxury goods)	43,468	2,995
			15,998

	Luxembourg—0.4%
	Tenaris SA (Energy equipment & services)	261,754	3,719

	Netherlands—3.1%
*	Adyen NV (Financial services)	2,945	4,661
	ASML Holding NV (Semiconductors & semiconductor equipment)	18,097	12,270
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	38,719	3,363
	Euronext NV (Capital markets)	34,721	2,658
	IMCD NV (Trading companies & distributors)	18,980	3,096
	JDE Peet’s NV (Food products)	63,736	1,854
			27,902

	Norway—0.8%
*	AutoStore Holdings Ltd. (Machinery)	921,560	1,978
	Equinor ASA (Oil, gas & consumable fuels)	117,112	3,341
	Gjensidige Forsikring ASA (Insurance)	88,501	1,448
			6,767

	Spain—1.9%
*	Amadeus IT Group SA (Hotels, restaurants & leisure)	191,010	12,773
	EDP Renovaveis SA (Independent power & renewable electricity producers)	171,697	3,927
			16,700

	Sweden—3.7%
	Atlas Copco AB (Machinery)	542,446	6,875
	Beijer Ref AB (Trading companies & distributors)	165,635	2,900
	Evolution AB (Hotels, restaurants & leisure)	40,774	5,453
	Hemnet Group AB (Interactive media & services)	83,769	1,409
	Hexagon AB (Electronic equipment, instruments & components)	718,282	8,225
	Indutrade AB (Machinery)	121,419	2,575
	Lifco AB (Industrial conglomerates)	139,336	2,994
	Sweco AB (Construction & engineering)	106,323	1,347
	Vitrolife AB (Biotechnology)	41,233	855
			32,633

	Switzerland—6.0%
	Belimo Holding AG (Building products)	4,491	2,165
	Galenica AG (Health care providers & services)	29,857	2,524
	Lonza Group AG (Life sciences tools & services)	20,373	12,189
	Partners Group Holding AG (Capital markets)	4,966	4,650
*	Siegfried Holding AG (Life sciences tools & services)	2,423	1,778
*	SIG Group AG (Containers & packaging)	165,456	4,253

See accompanying Notes to Portfolio of Investments.

37

Institutional International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland — (continued)
	Sika AG (Chemicals)	23,363	$6,524
	Straumann Holding AG (Health care equipment & supplies)	36,409	5,426
	Tecan Group AG (Life sciences tools & services)	8,065	3,519
	VAT Group AG (Machinery)	8,399	3,013
	Zurich Insurance Group AG (Insurance)	14,878	7,117
			53,158

	Emerging Asia—15.4%

	China—5.6%
	Airtac International Group (Machinery)	64,204	2,499
*	Alibaba Group Holding Ltd. (Broadline retail)	1,000,300	12,794
	China Tourism Group Duty Free Corp. Ltd. (Specialty retail)	126,200	3,365
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	38,500	2,275
	Foshan Haitian Flavouring & Food Co. Ltd. (Food products)	202,763	2,258
	JD.com, Inc. (Broadline retail)	134,800	2,954
	Kweichow Moutai Co. Ltd. (Beverages)	25,000	6,621
	Proya Cosmetics Co. Ltd. (Personal care products)	49,340	1,306
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	503,000	5,146
	Silergy Corp. (Semiconductors & semiconductor equipment)	60,000	945
	Tencent Holdings Ltd. (Interactive media & services)	194,000	9,534
			49,697

	India—5.0%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	29,890	1,566
	Britannia Industries Ltd. (Food products)	31,366	1,649
	Havells India Ltd. (Electrical equipment)	141,513	2,050
	HDFC Bank Ltd. (Banks)	547,081	10,711
	Hindustan Unilever Ltd. (Personal care products)	143,418	4,468
	Infosys Ltd. (IT services)	232,093	4,026
*	InterGlobe Aviation Ltd. (Passenger airlines)	108,541	2,529
*	Max Healthcare Institute Ltd. (Health care providers & services)	216,870	1,154
	Petronet LNG Ltd. (Oil, gas & consumable fuels)	705,346	1,968
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	398,224	11,295
	UPL Ltd. (Chemicals)	197,639	1,725
	Voltas Ltd. (Construction & engineering)	152,686	1,517
			44,658

	Indonesia—1.8%
	Bank Central Asia Tbk PT (Banks)	19,452,430	11,352
	Telkom Indonesia Persero Tbk PT (Diversified telecommunication services)	18,548,200	5,022
			16,374

	South Korea—0.5%
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	7,478	4,222

	Taiwan—2.5%
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	68,000	1,157
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	219,000	5,661
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	172,463	16,042
			22,860

See accompanying Notes to Portfolio of Investments.

38

Institutional International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—14.7%
	3i Group PLC (Capital markets)	229,314	$4,767
*	Abcam PLC—ADR (Biotechnology)	81,247	1,094
	Ashtead Group PLC (Trading companies & distributors)	111,153	6,798
	AstraZeneca PLC (Pharmaceuticals)	98,838	13,695
	Beazley PLC (Insurance)	250,516	1,847
	Big Yellow Group PLC (Specialized REITs)	123,220	1,777
	Bunzl PLC (Trading companies & distributors)	119,811	4,518
	Compass Group PLC (Hotels, restaurants & leisure)	560,645	14,060
	ConvaTec Group PLC (Health care equipment & supplies)	1,531,898	4,320
	Croda International PLC (Chemicals)	40,851	3,275
	CVS Group PLC (Health care providers & services)	70,225	1,607
	Diageo PLC (Beverages)	220,213	9,818
	Diploma PLC (Trading companies & distributors)	72,096	2,499
	Experian PLC (Professional services)	249,031	8,172
	Greggs PLC (Hotels, restaurants & leisure)	78,143	2,674
	Halma PLC (Electronic equipment, instruments & components)	237,274	6,524
	Intermediate Capital Group PLC (Capital markets)	177,450	2,664
	London Stock Exchange Group PLC (Capital markets)	107,932	10,476
	Renishaw PLC (Electronic equipment, instruments & components)	26,301	1,328
	Rentokil Initial PLC (Commercial services & supplies)	1,089,365	7,950
	Rotork PLC (Machinery)	1,006,145	3,907
	Segro PLC (Industrial REITs)	215,134	2,037
	Softcat PLC (IT services)	89,780	1,435
	Spectris PLC (Electronic equipment, instruments & components)	43,975	1,985
	Spirax-Sarco Engineering PLC (Machinery)	28,992	4,240
	SSE PLC (Electric utilities)	204,583	4,550
	Weir Group PLC (Machinery)	122,268	2,804
			130,821

	Canada—8.0%
	Boyd Group Services, Inc. (Commercial services & supplies)	8,545	1,366
	Canadian National Railway Co. (Ground transportation)	91,876	10,841
	Canadian Pacific Railway Ltd. (Ground transportation)	165,862	12,761
	CCL Industries, Inc. (Containers & packaging)	64,574	3,208
	Dollarama, Inc. (Broadline retail)	153,809	9,192
	Intact Financial Corp. (Insurance)	57,882	8,284
*	Kinaxis, Inc. (Software)	15,272	2,097
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	10,959	3,991
	Metro, Inc. (Consumer staples distribution & retail)	126,826	6,976
	Parkland Corp. (Oil, gas & consumable fuels)	91,751	2,200
	Toromont Industries Ltd. (Trading companies & distributors)	42,112	3,456
	Toronto-Dominion Bank (Banks)	108,969	6,527
			70,899

	Japan—7.7%
	BayCurrent Consulting, Inc. (Professional services)	53,700	2,204
	Benefit One, Inc. (Professional services)	83,200	1,176
	Daikin Industries Ltd. (Building products)	62,900	11,206
	Disco Corp. (Semiconductors & semiconductor equipment)	21,300	2,454
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	63,100	1,635
	GMO Payment Gateway, Inc. (Financial services)	21,400	1,834
	Harmonic Drive Systems, Inc. (Machinery)	35,300	1,168
	Hoya Corp. (Health care equipment & supplies)	58,600	6,426
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	88,800	1,437

See accompanying Notes to Portfolio of Investments.

39

Institutional International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	Keyence Corp. (Electronic equipment, instruments & components)	29,400	$14,271
	MonotaRO Co. Ltd. (Trading companies & distributors)	198,100	2,472
	Nihon M&A Center Holdings, Inc. (Professional services)	183,600	1,361
	Rakus Co. Ltd. (Software)	94,000	1,344
*	SHIFT, Inc. (IT services)	9,500	1,679
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	226,500	7,293
	SMS Co. Ltd. (Professional services)	42,900	1,032
	TechnoPro Holdings, Inc. (Professional services)	110,300	3,028
	TIS, Inc. (IT services)	99,800	2,623
	Tokio Marine Holdings, Inc. (Insurance)	226,700	4,349
			68,992

	Asia—4.4%

	Australia—1.9%
	CSL Ltd. (Biotechnology)	60,771	11,711
	IDP Education Ltd. (Diversified consumer services)	63,055	1,151
	Pro Medicus Ltd. (Health care technology)	47,232	2,017
	Steadfast Group Ltd. (Insurance)	542,066	2,120
			16,999

	Hong Kong—1.8%
	AIA Group Ltd. (Insurance)	1,027,063	10,813
	Techtronic Industries Co. Ltd. (Machinery)	474,500	5,129
			15,942

	Singapore—0.7%
	DBS Group Holdings Ltd. (Banks)	243,300	6,033

	Emerging Latin America—3.2%

	Argentina—0.2%
*	Globant SA (IT services)†	13,442	2,204

	Brazil—1.5%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	1,490,400	3,043
*	Locaweb Servicos de Internet SA (IT services)	716,886	677
*	MercadoLibre, Inc. (Broadline retail)	3,652	4,814
	Raia Drogasil SA (Consumer staples distribution & retail)	334,300	1,613
	Rumo SA (Ground transportation)	407,300	1,515
	WEG SA (Electrical equipment)	212,900	1,703
			13,365

	Mexico—1.3%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	9,683	2,968
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	2,173,000	8,682
			11,650

	Peru—0.2%
	Credicorp Ltd. (Banks)†	12,302	1,629

See accompanying Notes to Portfolio of Investments.

40

Institutional International Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Emerging Mid-East, Africa—0.5%

South Africa—0.4%
Bid Corp. Ltd. (Consumer staples distribution & retail)	146,170	$3,271

United Arab Emirates—0.1%
First Abu Dhabi Bank PJSC (Banks)	365,463	1,282

Total Common Stocks—97.7% (cost $669,165)		871,426

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $14,530, collateralized by U.S. Treasury Note, 3.625%, due 03/31/30, valued at $14,819	$14,528	14,528

Total Repurchase Agreement—1.6% (cost $14,528)		14,528

Total Investments—99.3% (cost $683,693)		885,954

Cash and other assets, less liabilities—0.7%		6,463

Net assets—100.0%		$892,417

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

41

Institutional International Growth Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	27.1%
Information Technology	15.3%
Health Care	13.4%
Financials	13.2%
Consumer Discretionary	12.9%
Consumer Staples	6.9%
Materials	4.3%
Energy	3.1%
Communication Services	2.2%
Utilities	1.0%
Real Estate	0.6%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	25.9%
British Pound Sterling	14.9%
U.S. Dollar	8.9%
Japanese Yen	7.9%
Canadian Dollar	6.2%
Swiss Franc	6.1%
Indian Rupee	5.1%
Hong Kong Dollar	4.7%
Danish Krone	4.5%
Swedish Krona	3.7%
Chinese Yuan Renminbi	2.4%
Australian Dollar	2.0%
Indonesian Rupiah	1.9%
New Taiwan Dollar	1.2%
All Other Currencies	4.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

42

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—36.7%

	Belgium—2.2%
	Melexis NV (Semiconductors & semiconductor equipment)	36,087	$4,164
	Warehouses De Pauw CVA (Industrial REITs)	33,791	1,001
			5,165

	Finland—1.2%
*	Musti Group Oyj (Specialty retail)	55,370	967
	Valmet Oyj (Machinery)	62,755	2,031
			2,998
	France—1.3%
	SEB SA (Household durables)	11,242	1,278
*	SES-imagotag SA (Electronic equipment, instruments & components)	15,644	1,856
			3,134

	Germany—2.8%
*	CTS Eventim AG & Co. KGaA (Entertainment)	60,400	3,763
	Siltronic AG (Semiconductors & semiconductor equipment)	38,976	2,841
			6,604

	Israel—1.9%
	First International Bank Of Israel Ltd. (Banks)	33,446	1,176
*	Inmode Ltd. (Health care equipment & supplies)†	96,272	3,077
	Maytronics Ltd. (Household durables)	38,680	410
			4,663

	Italy—5.8%
	Amplifon SpA (Health care providers & services)	29,562	1,024
	Ariston Holding NV (Household durables)	386,450	4,254
	Azimut Holding SpA (Capital markets)	64,151	1,370
	Brembo SpA (Automobile components)	126,153	1,847
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	34,288	3,401
	Carel Industries SpA (Building products)	76,437	2,089
			13,985

	Netherlands—2.4%
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	46,865	4,071
	JDE Peet’s NV (Food products)	54,372	1,582
			5,653

	Norway—2.3%
*	AutoStore Holdings Ltd. (Machinery)	929,734	1,995
	Gjensidige Forsikring ASA (Insurance)	134,078	2,194
	TOMRA Systems ASA (Commercial services & supplies)	73,624	1,238
			5,427

	Spain—1.4%
	EDP Renovaveis SA (Independent power & renewable electricity producers)	104,482	2,390
*	Solaria Energia y Medio Ambiente SA (Independent power & renewable electricity producers)	54,435	980
			3,370

See accompanying Notes to Portfolio of Investments.

43

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Sweden—11.5%
	AddTech AB (Trading companies & distributors)	119,554	$2,215
	Beijer Ref AB (Trading companies & distributors)	198,277	3,471
	Biotage AB (Life sciences tools & services)	130,029	1,656
	Bravida Holding AB (Commercial services & supplies)	112,329	1,264
	Bufab AB (Trading companies & distributors)	61,658	1,643
	Fortnox AB (Software)	489,984	3,348
	Hemnet Group AB (Interactive media & services)	86,507	1,455
	Lagercrantz Group AB (Electronic equipment, instruments & components)	192,063	2,400
	Lifco AB (Industrial conglomerates)	123,890	2,662
	MIPS AB (Leisure products)	34,674	1,749
	Nolato AB (Industrial conglomerates)	190,285	963
*	Sdiptech AB (Commercial services & supplies)	62,970	1,459
	Sweco AB (Construction & engineering)	145,051	1,838
	Vitrolife AB (Biotechnology)	71,565	1,484
			27,607

	Switzerland—3.9%
	Galenica AG (Health care providers & services)	41,095	3,474
	Kardex Holding AG (Machinery)	17,743	3,840
*	Siegfried Holding AG (Life sciences tools & services)	2,847	2,089
			9,403

	Japan—13.9%
	AZ-COM MARUWA Holdings, Inc. (Air freight & logistics)	81,900	1,228
	BayCurrent Consulting, Inc. (Professional services)	107,400	4,408
	Benefit One, Inc. (Professional services)	172,500	2,437
	Food & Life Cos. Ltd. (Hotels, restaurants & leisure)	78,800	2,042
	Fukuoka Financial Group, Inc. (Banks)	51,400	987
	GMO Payment Gateway, Inc. (Financial services)	15,200	1,303
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	173,100	2,800
	Meitec Corp. (Professional services)	130,100	2,316
	Nihon M&A Center Holdings, Inc. (Professional services)	90,900	674
	Prestige International, Inc. (Commercial services & supplies)	180,400	810
	Rakus Co. Ltd. (Software)	82,200	1,175
*	SHIFT, Inc. (IT services)	12,900	2,279
	SIGMAXYZ Holdings, Inc. (Professional services)	96,000	820
	SMS Co. Ltd. (Professional services)	151,300	3,641
	TechnoPro Holdings, Inc. (Professional services)	167,300	4,593
	TIS, Inc. (IT services)	65,900	1,732
			33,245

	Emerging Asia—13.7%

	China—3.3%
	Chacha Food Co. Ltd. (Food products)	438,200	2,700
	Proya Cosmetics Co. Ltd. (Personal care products)	115,708	3,062
	Sichuan Swellfun Co. Ltd. (Beverages)	191,482	2,099
			7,861

See accompanying Notes to Portfolio of Investments.

44

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India—6.3%
*	Aavas Financiers Ltd. (Financial services)	77,286	$1,504
*	Affle India Ltd. (Media)	53,981	650
	AU Small Finance Bank Ltd. (Banks)	534,574	3,760
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	129,687	1,199
*	Max Healthcare Institute Ltd. (Health care providers & services)	195,221	1,039
	Motherson Sumi Wiring India Ltd. (Automobile components)	2,773,570	1,618
	Polycab India Ltd. (Electrical equipment)	51,605	1,808
	Tube Investments of India Ltd. (Automobile components)	40,036	1,244
	UPL Ltd. (Chemicals)	112,432	981
	Varun Beverages Ltd. (Beverages)	73,052	1,230
			15,033

	Indonesia—1.0%
	Bank Negara Indonesia Persero Tbk PT (Banks)	1,940,700	1,210
*	Mitra Adiperkasa Tbk PT (Broadline retail)	12,334,100	1,242
			2,452

	South Korea—0.8%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	137,690	1,788

	Taiwan—1.8%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	23,600	2,042
	Voltronic Power Technology Corp. (Electrical equipment)	39,451	2,242
			4,284

	Thailand—0.5%
	Tisco Financial Group PCL (Banks)	437,700	1,286

	United Kingdom—12.1%
*	Abcam PLC—ADR (Biotechnology)	110,130	1,482
	Beazley PLC (Insurance)	528,198	3,893
	Burford Capital Ltd. (Financial services)	172,124	1,602
	CVS Group PLC (Health care providers & services)	57,696	1,320
	Diploma PLC (Trading companies & distributors)	118,987	4,125
	Greggs PLC (Hotels, restaurants & leisure)	80,986	2,771
	IntegraFin Holdings PLC (Capital markets)	256,612	861
*	Kin & Carta PLC (IT services)	415,022	396
	Pets at Home Group PLC (Specialty retail)	406,721	1,852
	Renishaw PLC (Electronic equipment, instruments & components)	61,057	3,084
	Rotork PLC (Machinery)	1,053,032	4,089
	Safestore Holdings PLC (Specialized REITs)	89,523	1,049
	Softcat PLC (IT services)	153,000	2,446
			28,970

	Emerging Latin America—7.4%

	Brazil—1.9%
	Arezzo Industria e Comercio SA (Textiles, apparel & luxury goods)	61,900	775
	Rumo SA (Ground transportation)	425,100	1,581
	TOTVS SA (Software)	390,900	2,172
			4,528

See accompanying Notes to Portfolio of Investments.

45

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Mexico—5.5%
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	690,300	$2,172
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	463,800	5,180
	Grupo Aeroportuario del Sureste SAB de CV (Transportation infrastructure)	114,430	3,500
	Qualitas Controladora SAB de CV (Insurance)	178,200	1,138
	Regional SAB de CV (Banks)	156,600	1,196
			13,186

	Asia—5.3%

	Australia—3.9%
	EBOS Group Ltd. (Health care providers & services)	88,623	2,577
	IDP Education Ltd. (Diversified consumer services)	56,424	1,030
	Johns Lyng Group Ltd. (Construction & engineering)	170,425	728
	Pro Medicus Ltd. (Health care technology)	62,202	2,656
	Steadfast Group Ltd. (Insurance)	641,357	2,508
			9,499

	New Zealand—1.4%
	Mainfreight Ltd. (Air freight & logistics)	75,402	3,301

	Emerging Europe, Mid-East, Africa—3.6%

	Greece—0.7%
	JUMBO SA (Specialty retail)	76,289	1,613

	Poland—0.5%
*	Dino Polska SA (Consumer staples distribution & retail)	12,820	1,162

	South Africa—1.6%
	Bidvest Group Ltd. (Industrial conglomerates)	89,122	1,268
	Clicks Group Ltd. (Consumer staples distribution & retail)	179,750	2,596
			3,864

	United Arab Emirates—0.8%
*	Network International Holdings PLC (Financial services)	638,974	1,930

	Canada—5.3%
	Boyd Group Services, Inc. (Commercial services & supplies)	11,611	1,856
	EQB, Inc. (Banks)	28,609	1,234
*	Kinaxis, Inc. (Software)	26,761	3,674
	North West Co., Inc. (Consumer staples distribution & retail)	87,683	2,452
	Parkland Corp. (Oil, gas & consumable fuels)	97,024	2,326
	Richelieu Hardware Ltd. (Trading companies & distributors)	40,539	1,120
			12,662

	Total Common Stocks—98.0% (cost $219,540)		234,673

See accompanying Notes to Portfolio of Investments.

46

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $5,095, collateralized by U.S. Treasury Note, 0.625% - 3.625%, due 03/31/30 - 05/15/30, valued at $5,196	$5,094	$5,094

Total Repurchase Agreement—2.1% (cost $5,094)		5,094

Total Investments—100.1% (cost $224,634)		239,767

Liabilities, plus cash and other assets—(0.1)%		(272)

Net assets—100.0%		$239,495

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

47

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Industrials	34.7%
Information Technology	16.8%
Financials	12.9%
Consumer Discretionary	12.0%
Health Care	9.3%
Consumer Staples	7.2%
Communication Services	2.5%
Real Estate	1.8%
Utilities	1.4%
Energy	1.0%
Materials	0.4%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	18.1%
Japanese Yen	14.2%
British Pound Sterling	12.5%
Swedish Krona	11.8%
Indian Rupee	6.4%
Mexican Peso	5.6%
Canadian Dollar	5.4%
Swiss Franc	4.0%
Chinese Yuan Renminbi	3.4%
Australian Dollar	3.0%
New Zealand Dollar	2.5%
Norwegian Krone	2.3%
U.S. Dollar	1.9%
Brazilian Real	1.9%
New Taiwan Dollar	1.8%
South African Rand	1.7%
Indonesian Rupiah	1.0%
All Other Currencies	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

48

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—70.1%

	China—29.8%
	Airtac International Group (Machinery)	144,000	$5,604
*	Alibaba Group Holding Ltd. (Broadline retail)	1,192,228	15,249
	China Merchants Bank Co. Ltd. (Banks)	1,036,000	5,292
	China Tourism Group Duty Free Corp. Ltd. (Specialty retail)	279,556	7,454
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	57,100	3,374
	Foshan Haitian Flavouring & Food Co. Ltd. (Food products)	452,101	5,036
	JD.com, Inc. (Broadline retail)	211,204	4,628
	Kweichow Moutai Co. Ltd. (Beverages)	30,959	8,200
	Midea Group Co. Ltd. (Household durables)	720,300	5,640
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	414,700	4,242
	Silergy Corp. (Semiconductors & semiconductor equipment)	90,000	1,417
	Suzhou Maxwell Technologies Co. Ltd. (Electrical equipment)	99,996	4,438
	Tencent Holdings Ltd. (Interactive media & services)	328,100	16,125
	Wuxi Lead Intelligent Equipment Co. Ltd. (Machinery)	622,769	3,669
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	118,600	4,908
			95,276

	India—16.0%
	Asian Paints Ltd. (Chemicals)	66,744	2,245
	Bajaj Finance Ltd. (Consumer finance)	65,125	4,450
	Britannia Industries Ltd. (Food products)	73,934	3,888
	Havells India Ltd. (Electrical equipment)	167,786	2,431
	HDFC Bank Ltd. (Banks)	412,543	8,077
	Housing Development Finance Corp. Ltd. (Financial services)	170,625	5,439
	Infosys Ltd. (IT services)	262,562	4,555
*	InterGlobe Aviation Ltd. (Passenger airlines)	240,079	5,594
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	342,560	9,716
	UPL Ltd. (Chemicals)	552,996	4,826
			51,221

	Indonesia—6.0%
	Bank Central Asia Tbk PT (Banks)	22,841,200	13,329
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	17,936,100	5,658
			18,987

	South Korea—5.5%
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	257,168	12,642
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	8,560	4,833
			17,475

	Taiwan—11.3%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	21,000	1,817
	E.Sun Financial Holding Co. Ltd. (Banks)	4,230,449	3,515
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	39,000	2,383
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	183,000	4,730
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	254,877	23,709
			36,154

	Thailand—1.5%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	5,582,200	4,816

See accompanying Notes to Portfolio of Investments.

49

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—22.7%

	Argentina—1.6%
*	Globant SA (IT services)†	30,240	$4,960

	Brazil—13.6%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	3,221,800	6,579
	Banco BTG Pactual SA (Capital markets)	817,100	3,168
*	Locaweb Servicos de Internet SA (IT services)	2,246,100	2,123
*	MercadoLibre, Inc. (Broadline retail)	8,231	10,849
	Raia Drogasil SA (Consumer staples distribution & retail)	621,000	2,996
	Rumo SA (Ground transportation)	1,059,500	3,940
	TOTVS SA (Software)	915,800	5,088
	WEG SA (Electrical equipment)	1,090,300	8,723
			43,466

	Mexico—6.0%
	Grupo Aeroportuario del Pacifico SAB de CV (Transportation infrastructure)	377,600	7,366
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	2,964,900	11,846
			19,212

	Peru—1.5%
	Credicorp Ltd. (Banks)†	36,582	4,843

	Emerging Mid-East, Africa—4.5%

	Saudi Arabia—1.2%
	Saudi Arabian Oil Co. (Oil, gas & consumable fuels)	462,553	3,980

	South Africa—3.3%
	Capitec Bank Holdings Ltd. (Banks)	67,509	6,399
	Clicks Group Ltd. (Consumer staples distribution & retail)	288,199	4,162
			10,561

	Asia—0.9%

	Hong Kong—0.9%
	AIA Group Ltd. (Insurance)	285,400	3,005

	Total Common Stocks—98.2% (cost $306,496)		313,956

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $5,020, collateralized by U.S. Treasury Note, 0.125%, due 01/15/30, valued at $5,120	$5,020	5,020

	Total Repurchase Agreement—1.6% (cost $5,020)		5,020

See accompanying Notes to Portfolio of Investments.

50

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Value

Total Investments—99.8% (cost $311,516)	$318,976

Cash and other assets, less liabilities—0.2%	646

Net assets—100.0%	$319,622

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

51

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.2%
Information Technology	21.7%
Industrials	15.7%
Consumer Discretionary	14.0%
Consumer Staples	11.5%
Communication Services	5.1%
Energy	4.4%
Health Care	3.1%
Materials	2.3%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	16.3%
Chinese Yuan Renminbi	15.0%
U.S. Dollar	14.1%
Hong Kong Dollar	14.1%
Brazilian Real	10.4%
New Taiwan Dollar	6.2%
Mexican Peso	6.1%
Indonesian Rupiah	6.1%
South Korean Won	5.6%
South African Rand	4.6%
Thai Baht	1.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

52

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—75.1%

	China—24.6%
	Airtac International Group (Machinery)	235,852	$9,179
*	Alibaba Group Holding Ltd. (Broadline retail)	1,842,000	23,559
	ANTA Sports Products Ltd. (Textiles, apparel & luxury goods)	503,000	7,305
	Bank of Chengdu Co. Ltd. (Banks)	1,815,835	3,583
	Bank of Ningbo Co. Ltd. (Banks)	921,500	3,662
	Chacha Food Co. Ltd. (Food products)	124,485	767
	China Tourism Group Duty Free Corp. Ltd. (Specialty retail)	565,090	15,068
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	85,300	5,040
	Foshan Haitian Flavouring & Food Co. Ltd. (Food products)	318,529	3,548
	JD.com, Inc. (Broadline retail)	509,471	11,163
	Kweichow Moutai Co. Ltd. (Beverages)	63,574	16,838
	Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	982,500	7,748
*	Meituan (Hotels, restaurants & leisure)	264,936	4,843
	NetEase, Inc. (Entertainment)	560,700	9,857
	Proya Cosmetics Co. Ltd. (Personal care products)	215,420	5,701
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	537,963	5,503
	Tencent Holdings Ltd. (Interactive media & services)	746,760	36,701
	Wuliangye Yibin Co. Ltd. (Beverages)	347,899	9,974
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	81,100	3,356
			183,395

	India—18.8%
	ABB India Ltd. (Electrical equipment)	79,630	3,251
	APL Apollo Tubes Ltd. (Metals & mining)	141,416	2,077
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	73,588	3,856
	Asian Paints Ltd. (Chemicals)	78,415	2,637
	Bajaj Finance Ltd. (Consumer finance)	99,962	6,830
	Bharat Electronics Ltd. (Aerospace & defense)	1,830,751	2,172
	Britannia Industries Ltd. (Food products)	67,901	3,571
	Dabur India Ltd. (Personal care products)	307,783	2,049
*	Devyani International Ltd. (Hotels, restaurants & leisure)	654,301	1,146
	Havells India Ltd. (Electrical equipment)	97,384	1,411
	HDFC Bank Ltd. (Banks)	706,251	13,827
	Hindustan Unilever Ltd. (Personal care products)	117,366	3,656
	Housing Development Finance Corp. Ltd. (Financial services)	293,352	9,352
	Infosys Ltd. (IT services)	201,820	3,501
	Jubilant Foodworks Ltd. (Hotels, restaurants & leisure)	55,262	296
	Kajaria Ceramics Ltd. (Building products)	135,661	1,734
	KEI Industries Ltd. (Electrical equipment)	120,626	2,481
	KPIT Technologies Ltd. (Software)	322,698	3,624
*	Macrotech Developers Ltd. (Real estate management & development)	147,386	1,664
*	Max Healthcare Institute Ltd. (Health care providers & services)	470,556	2,505
	Motherson Sumi Wiring India Ltd. (Automobile components)	3,275,147	1,911
	Nestle India Ltd. (Food products)	9,580	2,294
	Oberoi Realty Ltd. (Real estate management & development)	145,139	1,487
	Page Industries Ltd. (Textiles, apparel & luxury goods)	789	364
	PI Industries Ltd. (Chemicals)	52,517	1,937
	Pidilite Industries Ltd. (Chemicals)	83,096	2,377
	Polycab India Ltd. (Electrical equipment)	60,288	2,112
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	782,843	22,204
	SRF Ltd. (Chemicals)	83,519	2,442
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	426,446	5,097

See accompanying Notes to Portfolio of Investments.

53

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Tata Consultancy Services Ltd. (IT services)	90,249	$3,518
	Tata Consumer Products Ltd. (Food products)	259,125	2,242
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	131,160	4,014
	Trent Ltd. (Specialty retail)	156,870	2,627
	Tube Investments of India Ltd. (Automobile components)	84,356	2,621
	UNO Minda Ltd. (Automobile components)	537,580	3,139
	UPL Ltd. (Chemicals)	285,621	2,492
	Varun Beverages Ltd. (Beverages)	322,347	5,429
			139,947

	Indonesia—5.2%
	Astra International Tbk PT (Automobiles)	4,834,600	1,934
	Bank Central Asia Tbk PT (Banks)	40,216,695	23,468
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	36,991,851	11,669
	United Tractors Tbk PT (Oil, gas & consumable fuels)	1,048,900	2,036
			39,107

	Philippines—1.2%
	BDO Unibank, Inc. (Banks)	1,833,604	4,334
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,112,420	4,367
			8,701

	South Korea—7.0%
	JYP Entertainment Corp. (Entertainment)	62,041	3,689
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	21,502	2,367
*	Samsung Biologics Co. Ltd. (Life sciences tools & services)	6,606	3,998
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	661,239	32,507
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	17,240	9,733
			52,294

	Taiwan—15.1%
	Accton Technology Corp. (Communications equipment)	288,000	3,018
	Advantech Co. Ltd. (Technology hardware, storage & peripherals)	220,766	2,690
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	61,000	2,484
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	65,000	2,444
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	45,300	3,920
	Chailease Holding Co. Ltd. (Financial services)	669,190	4,912
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	280,000	1,632
	E.Sun Financial Holding Co. Ltd. (Banks)	3,170,915	2,635
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	67,000	4,093
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	145,132	4,376
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	145,000	3,748
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	69,000	2,380
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	393,000	4,414
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	649,000	11,361
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	538,513	50,093
	Voltronic Power Technology Corp. (Electrical equipment)	106,586	6,056
	Wiwynn Corp. (Technology hardware, storage & peripherals)	73,000	2,697
			112,953

See accompanying Notes to Portfolio of Investments.

54

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Thailand—3.2%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	9,312,400	$8,034
	Bumrungrad Hospital PCL (Health care providers & services)	589,600	3,897
	Central Pattana PCL (Real estate management & development)	2,682,400	5,393
*	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,188,400	1,946
	Central Retail Corp. PCL (Broadline retail)	2,037,200	2,666
	PTT Exploration & Production PCL (Oil, gas & consumable fuels)	512,200	2,254
			24,190

	Emerging Latin America—13.6%

	Argentina—0.3%
*	Globant SA (IT services)†	15,285	2,507

	Brazil—7.3%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	898,600	1,835
	Banco BTG Pactual SA (Capital markets)	698,100	2,707
	Hypera SA (Pharmaceuticals)	465,900	3,465
	Itau Unibanco Holding SA—ADR (Banks)	1,031,877	5,025
	Localiza Rent a Car SA (Ground transportation)	250,000	2,634
*	MercadoLibre, Inc. (Broadline retail)	12,612	16,623
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	337,200	1,639
	Patria Investments Ltd. (Capital markets)†	127,130	1,882
	Raia Drogasil SA (Consumer staples distribution & retail)	827,300	3,991
	Rumo SA (Ground transportation)	651,100	2,422
	TOTVS SA (Software)	681,900	3,789
	Vinci Partners Investments Ltd. (Capital markets)†	164,107	1,334
	WEG SA (Electrical equipment)	870,341	6,963
			54,309

	Chile—0.4%
	Sociedad Quimica y Minera de Chile SA—ADR (Chemicals)	32,907	2,667

	Mexico—5.3%
	Arca Continental SAB de CV (Beverages)	628,200	5,696
	Banco del Bajio SA (Banks)	658,400	2,395
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	606,300	1,908
	Grupo Aeroportuario del Pacifico SAB de CV (Transportation infrastructure)	287,000	5,599
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	12,740	3,904
	Prologis Property Mexico SA de CV (Industrial REITs)	731,000	2,633
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	4,380,500	17,502
			39,637

	Peru—0.3%
	Credicorp Ltd. (Banks)†	18,795	2,488

	Emerging Europe, Mid-East, Africa—6.6%

	Poland—0.8%
*	Dino Polska SA (Consumer staples distribution & retail)	62,074	5,624

	Qatar—0.3%
	Qatar Gas Transport Co. Ltd. (Oil, gas & consumable fuels)	1,556,932	1,480

See accompanying Notes to Portfolio of Investments.

55

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—(continued)

	Qatar—(continued)
	Qatar National Bank QPSC (Banks)	245,347	$1,083
			2,563

	Saudi Arabia—2.2%
	Alinma Bank (Banks)	239,834	1,882
	Arabian Internet & Communications Services Co. (IT services)	31,193	2,067
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	45,235	2,094
	Dallah Healthcare Co. (Health care providers & services)	41,694	1,711
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	36,553	2,838
	Elm Co. (IT services)	20,307	2,390
	Nahdi Medical Co. (Consumer staples distribution & retail)	39,715	1,953
	Saudi Arabian Oil Co. (Oil, gas & consumable fuels)	187,519	1,614
			16,549

	South Africa—1.9%
	Bid Corp. Ltd. (Consumer staples distribution & retail)	258,802	5,792
	Bidvest Group Ltd. (Industrial conglomerates)	196,817	2,801
	Capitec Bank Holdings Ltd. (Banks)	19,780	1,875
	Clicks Group Ltd. (Consumer staples distribution & retail)	123,913	1,790
	Shoprite Holdings Ltd. (Consumer staples distribution & retail)	148,779	1,857
			14,115

	United Arab Emirates—1.4%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	1,505,301	1,713
*	Americana Restaurants International PLC (Hotels, restaurants & leisure)	2,554,760	2,651
	Emaar Properties PJSC (Real estate management & development)	2,482,363	3,785
*	Salik Co. PJSC (Transportation infrastructure)	2,973,758	2,340
			10,489

	Asia—2.4%

	Hong Kong—2.4%
	AIA Group Ltd. (Insurance)	1,663,200	17,512

	Total Common Stocks—97.7% (cost $675,629)		729,047

	Rights

	Emerging Latin America—0.0%

	Brazil—0.0%
*	Localiza Rent A Car SA, Expiring 5/11/2023 (Ground transportation)	1,540	4

	Total Rights—0.0% (cost $0)		4

See accompanying Notes to Portfolio of Investments.

56

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $10,406, collateralized by U.S. Treasury Bond, 1.125% - 4.500%, due 05/15/38 - 08/15/40, valued at $10,612	$10,404	$10,404

Total Repurchase Agreement—1.4% (cost $10,404)		10,404

Total Investments—99.1% (cost $686,033)		739,455

Cash and other assets, less liabilities—0.9%		6,546

Net assets—100.0%		$746,001

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

57

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	22.7%
Financials	17.3%
Consumer Discretionary	15.5%
Consumer Staples	13.8%
Industrials	9.6%
Communication Services	6.9%
Health Care	5.3%
Energy	4.1%
Real Estate	2.5%
Materials	2.3%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	19.2%
Hong Kong Dollar	16.3%
U.S. Dollar	11.9%
Chinese Yuan Renminbi	10.0%
New Taiwan Dollar	9.9%
South Korean Won	7.2%
Indonesian Rupiah	5.4%
Mexican Peso	4.9%
South African Rand	4.2%
Brazilian Real	4.0%
Thai Baht	3.3%
UAE Dirham	1.4%
Philippine Peso	1.2%
All Other Currencies	1.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

58

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—69.7%

	India—23.5%
	ABB India Ltd. (Electrical equipment)	1,807	$74
*	Affle India Ltd. (Media)	2,828	34
	APL Apollo Tubes Ltd. (Metals & mining)	5,413	80
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	2,409	126
	Asian Paints Ltd. (Chemicals)	2,659	89
	Bajaj Finance Ltd. (Consumer finance)	2,482	170
	Bharat Electronics Ltd. (Aerospace & defense)	38,874	46
	Britannia Industries Ltd. (Food products)	1,237	65
	Computer Age Management Services Ltd. (Professional services)	2,007	50
	Dabur India Ltd. (Personal care products)	8,136	54
*	Devyani International Ltd. (Hotels, restaurants & leisure)	29,026	51
	Escorts Kubota Ltd. (Machinery)	2,324	53
	Fine Organic Industries Ltd. (Chemicals)	748	39
	Havells India Ltd. (Electrical equipment)	3,453	50
	HDFC Bank Ltd. (Banks)	21,445	420
	Hindustan Unilever Ltd. (Personal care products)	6,881	214
	Housing Development Finance Corp. Ltd. (Financial services)	8,953	285
	Infosys Ltd. (IT services)	8,225	143
	KEI Industries Ltd. (Electrical equipment)	5,222	107
	KPIT Technologies Ltd. (Software)	6,963	78
*	Max Healthcare Institute Ltd. (Health care providers & services)	12,769	68
	Motherson Sumi Wiring India Ltd. (Automobile components)	95,733	56
	Nestle India Ltd. (Food products)	316	76
	PI Industries Ltd. (Chemicals)	1,583	58
	Polycab India Ltd. (Electrical equipment)	1,482	52
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	20,072	569
	SRF Ltd. (Chemicals)	2,302	67
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	10,517	126
	Tata Consultancy Services Ltd. (IT services)	4,370	170
	Tata Elxsi Ltd. (Software)	554	40
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	3,055	94
	Trent Ltd. (Specialty retail)	6,536	110
	Tube Investments of India Ltd. (Automobile components)	2,695	84
	UNO Minda Ltd. (Automobile components)	17,090	100
	UPL Ltd. (Chemicals)	11,369	99
	Varun Beverages Ltd. (Beverages)	11,398	192
			4,189

	Indonesia—6.5%
	Astra International Tbk PT (Automobiles)	157,500	63
	Bank Central Asia Tbk PT (Banks)	1,254,400	732
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	1,147,200	362
			1,157

	Philippines—2.4%
	BDO Unibank, Inc. (Banks)	90,118	213
	International Container Terminal Services, Inc. (Transportation infrastructure)	28,350	111
	Wilcon Depot, Inc. (Specialty retail)	177,000	98
			422

	South Korea—11.4%
	JYP Entertainment Corp. (Entertainment)	3,165	188

See accompanying Notes to Portfolio of Investments.

59

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	South Korea—(continued)
	Kakao Corp. (Interactive media & services)	1,216	$57
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	1,271	140
	NAVER Corp. (Interactive media & services)	801	124
*	Samsung Biologics Co. Ltd. (Life sciences tools & services)	198	120
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	23,802	1,170
	Samsung SDI Co. Ltd. (Electronic equipment, instruments & components)	411	232
			2,031

	Taiwan—21.7%
	Accton Technology Corp. (Communications equipment)	10,000	105
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	1,500	130
	Chailease Holding Co. Ltd. (Financial services)	35,000	257
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	15,000	87
	E.Sun Financial Holding Co. Ltd. (Banks)	141,000	117
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	3,300	202
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	4,103	124
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	5,000	129
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	12,000	135
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	129,000	2,258
	Voltronic Power Technology Corp. (Electrical equipment)	3,700	210
	Wiwynn Corp. (Technology hardware, storage & peripherals)	3,000	111
			3,865

	Thailand—4.2%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	274,700	237
	Bumrungrad Hospital PCL (Health care providers & services)	19,100	126
	Central Pattana PCL (Real estate management & development)	71,200	143
*	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	55,800	92
	Central Retail Corp. PCL (Broadline retail)	49,600	65
	PTT Exploration & Production PCL (Oil, gas & consumable fuels)	16,900	74
			737

	Emerging Latin America—17.9%

	Argentina—0.6%
*	Globant SA (IT services)†	624	102

	Brazil—10.3%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	58,800	120
	Banco BTG Pactual SA (Capital markets)	33,000	128
	Hypera SA (Pharmaceuticals)	18,400	137
	Itau Unibanco Holding SA—ADR (Banks)	50,880	248
	Localiza Rent a Car SA (Ground transportation)	8,800	93
*	MercadoLibre, Inc. (Broadline retail)	279	368
	Patria Investments Ltd. (Capital markets)†	6,367	94
	Raia Drogasil SA (Consumer staples distribution & retail)	27,900	135
	Rumo SA (Ground transportation)	31,600	117
	TOTVS SA (Software)	27,200	151
	Vinci Partners Investments Ltd. (Capital markets)†	7,280	59
	WEG SA (Electrical equipment)	23,500	188
			1,838

See accompanying Notes to Portfolio of Investments.

60

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Chile—0.5%
	Sociedad Quimica y Minera de Chile SA—ADR (Chemicals)	969	$79

	Mexico—6.0%
	Arca Continental SAB de CV (Beverages)	10,300	93
	Banco del Bajio SA (Banks)	35,300	128
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	69,800	220
	Grupo Aeroportuario del Sureste SAB de CV (Transportation infrastructure)	6,130	188
	Regional SAB de CV (Banks)	11,800	90
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	88,100	352
			1,071

	Peru—0.5%
	Credicorp Ltd. (Banks)†	676	89

	Emerging Europe, Mid-East, Africa—10.5%

	Poland—1.1%
*	Dino Polska SA (Consumer staples distribution & retail)	2,108	191

	Qatar—0.6%
	Qatar Gas Transport Co. Ltd. (Oil, gas & consumable fuels)	42,730	41
	Qatar National Bank QPSC (Banks)	16,539	73
			114

	Saudi Arabia—3.0%
	Alinma Bank (Banks)	11,016	86
	Arabian Internet & Communications Services Co. (IT services)	921	61
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	1,237	57
	Dallah Healthcare Co. (Health care providers & services)	1,144	47
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	1,557	121
	Elm Co. (IT services)	626	74
	Nahdi Medical Co. (Consumer staples distribution & retail)	1,216	60
	Saudi Tadawul Group Holding Co. (Capital markets)	806	31
			537

	South Africa—4.0%
	Bidvest Group Ltd. (Industrial conglomerates)	9,863	140
	Capitec Bank Holdings Ltd. (Banks)	1,249	118
	Clicks Group Ltd. (Consumer staples distribution & retail)	5,721	83
	Naspers Ltd. (Broadline retail)	1,080	200
	Shoprite Holdings Ltd. (Consumer staples distribution & retail)	13,829	173
			714

	United Arab Emirates—1.8%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	49,643	56
*	Americana Restaurants International PLC (Hotels, restaurants & leisure)	87,719	91
	Emaar Properties PJSC (Real estate management & development)	73,155	112
*	Salik Co. PJSC (Transportation infrastructure)	80,295	63
			322

	Total Common Stocks—98.1% (cost $16,796)		17,458

See accompanying Notes to Portfolio of Investments.

61

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Rights

	Emerging Latin America—0.0%

	Brazil—0.0%
*	Localiza Rent A Car SA, Expiring 5/11/2023 (Ground transportation)	39	$—

	Total Rights—0.0% (cost $0)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $343, collateralized by U.S. Treasury Note, 0.125%, due 01/15/30, valued at $350	$343	343

	Total Repurchase Agreement—1.9% (cost $343)		343

	Total Investments—100.0% (cost $17,139)		17,801

	Cash and other assets, less liabilities—0.0%		5

	Net assets—100.0%		$17,806

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

62

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	32.5%
Financials	22.2%
Consumer Staples	9.7%
Industrials	8.8%
Consumer Discretionary	8.7%
Health Care	6.3%
Energy	3.9%
Materials	2.9%
Real Estate	2.7%
Communication Services	2.3%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	24.0%
New Taiwan Dollar	22.1%
South Korean Won	11.6%
South African Rand	7.2%
Indonesian Rupiah	6.6%
Mexican Peso	6.1%
Brazilian Real	6.1%
U.S. Dollar	6.0%
Thai Baht	4.2%
Philippine Peso	2.4%
UAE Dirham	1.9%
Polish Zloty	1.1%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

63

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—65.0%

	China—13.4%
	Airtac International Group (Machinery)	83,158	$3,236
	Anhui Guangxin Agrochemical Co. Ltd. (Chemicals)	689,373	3,309
	Centre Testing International Group Co. Ltd. (Professional services)	1,056,805	3,153
	China Meidong Auto Holdings Ltd. (Specialty retail)	170,000	367
	Estun Automation Co. Ltd. (Machinery)	353,300	1,443
	Huaneng Lancang River Hydropower, Inc. (Independent power & renewable electricity producers)	5,865,112	6,034
	Jiangsu Hengli Hydraulic Co. Ltd. (Machinery)	238,302	2,296
	Jiumaojiu International Holdings Ltd. (Hotels, restaurants & leisure)	2,296,000	5,464
	Juewei Food Co. Ltd. (Food products)	125,722	802
	Longshine Technology Group Co. Ltd. (Software)	431,258	1,677
	Proya Cosmetics Co. Ltd. (Personal care products)	304,249	8,051
	Shanghai M&G Stationery, Inc. (Commercial services & supplies)	213,147	1,523
	Sichuan Swellfun Co. Ltd. (Beverages)	146,091	1,601
	Sunresin New Materials Co. Ltd. (Chemicals)	116,800	1,617
	Topsports International Holdings Ltd. (Specialty retail)	2,039,000	1,865
	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	280,578	2,237
			44,675

	India—18.5%
*	Aavas Financiers Ltd. (Financial services)	15,177	295
	ABB India Ltd. (Electrical equipment)	99,970	4,081
	APL Apollo Tubes Ltd. (Metals & mining)	396,679	5,826
	Astral Ltd. (Building products)	29,441	478
	AU Small Finance Bank Ltd. (Banks)	378,121	2,659
	Carborundum Universal Ltd. (Chemicals)	33,151	398
	Century Plyboards India Ltd. (Paper & forest products)	90,640	515
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	233,547	2,160
	GMM Pfaudler Ltd. (Machinery)	64,433	1,145
*	Godrej Properties Ltd. (Real estate management & development)	48,354	605
	Gujarat Fluorochemicals Ltd. (Chemicals)	15,623	571
	Havells India Ltd. (Electrical equipment)	23,494	341
*	Jindal Stainless Ltd. (Metals & mining)	435,563	1,537
	KEI Industries Ltd. (Electrical equipment)	232,538	4,782
	KPIT Technologies Ltd. (Software)	265,917	2,987
*	Macrotech Developers Ltd. (Real estate management & development)	167,656	1,893
*	Max Healthcare Institute Ltd. (Health care providers & services)	577,309	3,073
	Navin Fluorine International Ltd. (Chemicals)	9,899	514
	Oberoi Realty Ltd. (Real estate management & development)	148,860	1,525
	PI Industries Ltd. (Chemicals)	9,278	342
	Polycab India Ltd. (Electrical equipment)	136,714	4,789
	Radico Khaitan Ltd. (Beverages)	89,143	1,298
	SRF Ltd. (Chemicals)	11,498	336
	Sumitomo Chemical India Ltd. (Chemicals)	197,099	1,020
	Sundram Fasteners Ltd. (Automobile components)	69,979	832
	Trent Ltd. (Specialty retail)	165,112	2,766
	Triveni Turbine Ltd. (Electrical equipment)	521,774	2,124
	Tube Investments of India Ltd. (Automobile components)	132,590	4,119
	UNO Minda Ltd. (Automobile components)	86,559	505
	Varun Beverages Ltd. (Beverages)	344,660	5,805
	Vinati Organics Ltd. (Chemicals)	92,822	2,043

See accompanying Notes to Portfolio of Investments.

64

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India—(continued)
	VIP Industries Ltd. (Textiles, apparel & luxury goods)	49,267	$342
			61,706

	Indonesia—3.1%
	Bank Negara Indonesia Persero Tbk PT (Banks)	8,420,600	5,251
*	PT Mitra Adiperkasa Tbk (Broadline retail)	39,754,600	4,003
	United Tractors Tbk PT (Oil, gas & consumable fuels)	655,800	1,273
			10,527

	Philippines—1.9%
	International Container Terminal Services, Inc. (Transportation infrastructure)	269,260	1,057
*	TDCX, Inc.—ADR (Professional services)	19,289	172
	Wilcon Depot, Inc. (Specialty retail)	9,203,001	5,078
			6,307

	South Korea—5.8%
	F&F Co. Ltd. (Textiles, apparel & luxury goods)	35,328	3,786
	JYP Entertainment Corporation (Entertainment)	108,176	6,431
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	367,705	4,773
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	14,104	1,553
	Orion Corp. (Food products)	25,817	2,709
			19,252

	Taiwan—19.1%
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	95,000	3,869
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	177,000	6,656
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	70,900	6,136
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	184,000	1,100
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	91,000	5,559
	Faraday Technology Corp. (Semiconductors & semiconductor equipment)	370,000	2,388
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	235,000	3,998
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	230,669	6,955
	Nanya Technology Corp. (Semiconductors & semiconductor equipment)	2,796,000	6,106
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	187,000	6,449
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	555,000	6,234
	Voltronic Power Technology Corp. (Electrical equipment)	97,507	5,540
	Wiwynn Corporation (Technology hardware, storage & peripherals)	75,000	2,771
			63,761

	Thailand—3.2%
	Bumrungrad Hospital PCL (Health care providers & services)	784,900	5,188
*	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,903,000	3,116
	Com7 PCL (Specialty retail)	2,671,800	2,383
			10,687

	Emerging Europe, Mid-East—18.0%

	Greece—3.6%
	JUMBO S.A. (Specialty retail)	74,301	1,571
	Motor Oil Hellas Corinth Refineries SA (Oil, gas & consumable fuels)	179,476	4,609
	Terna Energy SA (Independent power & renewable electricity producers)	269,940	5,756
			11,936

See accompanying Notes to Portfolio of Investments.

65

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East—(continued)

	Kazakhstan—1.4%
	Kaspi.KZ JSC—GDR (Consumer finance)	60,553	$4,572

	Poland—2.5%
*	Dino Polska SA (Consumer staples distribution & retail)	92,719	8,401

	Qatar—0.2%
	Qatar Gas Transport Co. Ltd. (Oil, gas & consumable fuels)	859,706	817

	Romania—0.5%
	Banca Transilvania SA (Banks)	398,097	1,701

	Saudi Arabia—7.0%
	Arabian Internet & Communications Services Co. (IT services)	29,025	1,924
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	79,973	3,703
	Dallah Healthcare Co. (Health care providers & services)	68,050	2,792
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	59,801	4,642
	Elm Co. (IT services)	33,861	3,985
	Leejam Sports Co. JSC (Hotels, restaurants & leisure)	103,383	2,892
	Nahdi Medical Co. (Consumer staples distribution & retail)	67,840	3,336
			23,274

	United Arab Emirates—2.8%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	1,431,258	1,629
*	Americana Restaurants International PLC (Hotels, restaurants & leisure)	3,320,912	3,446
*	Emirates Central Cooling Systems Corp. (Water utilities)	549,037	263
*	Salik Co. PJSC (Transportation infrastructure)	4,953,699	3,898
			9,236

	Emerging Latin America—16.4%

	Brazil—4.6%
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	324,200	901
	Hypera SA (Pharmaceuticals)	639,300	4,755
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	377,300	1,834
	TOTVS SA (Software)	1,394,900	7,750
			15,240

	Mexico—11.8%
	Banco del Bajio SA (Banks)	1,788,000	6,504
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	1,345,300	4,233
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	858,899	9,592
	Grupo Aeroportuario del Sureste SAB de CV (Transportation infrastructure)	301,450	9,221
	Grupo Comercial Chedraui SA de CV (Consumer staples distribution & retail)	194,200	1,110
	Prologis Property Mexico SA de CV (Industrial REITs)	715,600	2,577
	Qualitas Controladora SAB de CV (Insurance)	235,000	1,500
	Regional SAB de CV (Banks)	606,200	4,631
			39,368

	Total Common Stocks—99.4% (cost $291,076)		331,460

See accompanying Notes to Portfolio of Investments.

66

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $2,042, collateralized by U.S. Treasury Note, 0.125%, due 01/15/30, valued at $2,083	$2,042	$2,042

Total Repurchase Agreement—0.6% (cost $2,042)		2,042

Total Investments—100.0% (cost $293,118)		333,502

Cash and other assets, less liabilities—0.0%		144

Net assets—100.0%		$333,646

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

67

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	25.2%
Industrials	18.4%
Consumer Discretionary	13.6%
Consumer Staples	10.0%
Financials	9.9%
Health Care	6.2%
Materials	5.4%
Real Estate	3.8%
Utilities	3.6%
Energy	2.0%
Communication Services	1.9%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

New Taiwan Dollar	20.2%
Indian Rupee	18.6%
Mexican Peso	11.9%
Chinese Yuan Renminbi	10.2%
South African Rand	7.0%
South Korean Won	5.8%
Brazilian Real	4.6%
Euro	3.6%
Thai Baht	3.2%
Indonesian Rupiah	3.2%
UAE Dirham	2.8%
Polish Zloty	2.5%
Hong Kong Dollar	2.3%
Philippine Peso	1.9%
U.S. Dollar	1.4%
All Other Currencies	0.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

68

China Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—95.2%

	China—95.2%
	Aier Eye Hospital Group Co. Ltd. (Health care providers & services)	10,537	$48
	Airtac International Group (Machinery)	1,000	39
	AK Medical Holdings Ltd. (Health care equipment & supplies)	12,000	14
*	Alibaba Group Holding Ltd. (Broadline retail)	11,500	147
	Bank of Chengdu Co. Ltd. (Banks)	9,300	18
	Bank of Ningbo Co. Ltd. (Banks)	8,790	35
	Beijing Kingsoft Office Software, Inc. (Software)	968	67
	China Merchants Bank Co. Ltd. (Banks)	11,000	56
	China Tourism Group Duty Free Corp. Ltd. (Specialty retail)	3,200	85
	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	800	9
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	800	47
	East Money Information Co. Ltd. (Capital markets)	15,620	45
	Foshan Haitian Flavouring & Food Co. Ltd. (Food products)	6,910	77
	Guanghui Energy Co. Ltd. (Oil, gas & consumable fuels)	7,500	10
	Hangzhou Tigermed Consulting Co. Ltd. (Life sciences tools & services)	1,417	20
	Huaneng Lancang River Hydropower, Inc. (Independent power & renewable electricity producers)	22,000	23
	Inner Mongolia Yili Industrial Group Co. Ltd. (Food products)	3,200	14
	JD.com, Inc. (Broadline retail)	2,602	57
	Jiangsu Hengli Hydraulic Co. Ltd. (Machinery)	3,000	29
	Juewei Food Co. Ltd. (Food products)	2,200	14
*	Kuaishou Technology (Interactive media & services)	2,600	20
	Kweichow Moutai Co. Ltd. (Beverages)	400	106
	Li Ning Co. Ltd. (Textiles, apparel & luxury goods)	4,000	32
*	LONGi Green Energy Technology Co. Ltd. (Semiconductors & semiconductor equipment)	2,400	14
	Maxscend Microelectronics Co. Ltd. (Electronic equipment, instruments & components)	1,000	18
*	Meituan (Hotels, restaurants & leisure)	3,010	55
	NAURA Technology Group Co. Ltd. (Semiconductors & semiconductor equipment)	800	31
	NetEase, Inc. (Entertainment)	3,400	60
	Proya Cosmetics Co. Ltd. (Personal care products)	1,720	45
	SG Micro Corp. (Semiconductors & semiconductor equipment)	1,250	28
	Shanghai M&G Stationery, Inc. (Commercial services & supplies)	2,200	16
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	4,300	44
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Health care equipment & supplies)	400	18
	Silergy Corp. (Semiconductors & semiconductor equipment)	2,000	31
	Suzhou Maxwell Technologies Co. Ltd. (Electrical equipment)	420	19
	Tencent Holdings Ltd. (Interactive media & services)	4,200	206
*	Topchoice Medical Corp. (Health care providers & services)	1,000	19
	Topsports International Holdings Ltd. (Specialty retail)	14,000	13
	Wuliangye Yibin Co. Ltd. (Beverages)	1,800	52
	WuXi AppTec Co. Ltd. (Life sciences tools & services)	1,700	18
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	4,000	25
	Wuxi Lead Intelligent Equipment Co. Ltd. (Machinery)	2,700	16
	Yonyou Network Technology Co. Ltd. (Software)	6,000	22
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	900	37
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Semiconductors & semiconductor equipment)	1,600	15
	Zhongsheng Group Holdings Ltd. (Specialty retail)	4,000	20
			1,834

See accompanying Notes to Portfolio of Investments.

69

China Growth Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks–(continued)

Asia—3.6%

Hong Kong—3.6%
AIA Group Ltd. (Insurance)	4,600	$48
Hong Kong Exchanges & Clearing Ltd. (Capital markets)	500	22
		70

Total Common Stocks—98.8% (cost $2,418)		1,904

Total Investments—98.8% (cost $2,418)		1,904

Cash and other assets, less liabilities—1.2%		23

Net assets—100.0%		$1,927

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

70

China Growth Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.5%
Consumer Staples	16.2%
Communication Services	15.0%
Information Technology	11.9%
Financials	11.8%
Industrials	11.0%
Health Care	10.9%
Utilities	1.2%
Energy	0.5%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Chinese Yuan Renminbi	54.7%
Hong Kong Dollar	41.6%
New Taiwan Dollar	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

71

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—66.6%

Angola—1.6%
Angolan Government International Bond, 8.000%, due 11/26/29		$300	$258
Angolan Government International Bond, 9.125%, due 11/26/49		400	310
Angolan Government International Bond, 9.375%, due 5/8/48		200	157
			725

Argentina—1.6%
Argentine Government International Bond, 3.000%, due 1/9/38 (a)	EUR	320	81
Argentine Government International Bond, 3.500%, due 7/9/41 (a)		$2,315	645
			726

Armenia—0.3%
Republic of Armenia International Bond, 3.600%, due 2/2/31		200	153

Bahrain—1.3%
Bahrain Government International Bond, 5.250%, due 1/25/33		200	174
Bahrain Government International Bond, 6.250%, due 1/25/51		300	234
Bahrain Government International Bond, 7.000%, due 1/26/26		200	205
			613

Benin—0.3%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	200	150

Bermuda—0.7%
Bermuda Government International Bond, 3.375%, due 8/20/50		$460	327

Brazil—1.5%
Brazil Letras do Tesouro Nacional, 0.000%, due 1/1/26	BRL	900	130
Brazilian Government International Bond, 4.750%, due 1/14/50		$480	354
Brazil Notas do Tesouro Nacional Serie F, 10.000%, due 1/1/25	BRL	560	107
Brazil Notas do Tesouro Nacional Serie F, 10.000%, due 1/1/33		610	103
			694

Cameroon—0.4%
Republic of Cameroon Government International Bond, 5.950%, due 7/7/32 (b)	EUR	250	194

See accompanying Notes to Portfolio of Investments.

72

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Chile—1.2%
Chile Government International Bond, 2.550%, due 7/27/33		$680	$558

Colombia—2.6%
Colombia Government International Bond, 3.250%, due 4/22/32		700	521
Colombia Government International Bond, 4.125%, due 2/22/42		330	214
Colombia Government International Bond, 5.000%, due 6/15/45		450	315
Colombia TES, 7.000%, due 6/30/32	COP	1,170,000	186
			1,236

Costa Rica—0.7%
Costa Rica Government International Bond, 4.375%, due 4/30/25		$340	332

Dominican Republic—3.5%
Dominican Republic International Bond, 4.875%, due 9/23/32		840	712
Dominican Republic International Bond, 5.300%, due 1/21/41		200	156
Dominican Republic International Bond, 5.875%, due 1/30/60		360	273
Dominican Republic Central Bank Note, 13.000%, due 12/5/25	DOP	6,000	109
Dominican Republic Central Bank Note, 13.000%, due 1/30/26 (b)		20,000	362
			1,612

Ecuador—1.6%
Ecuador Government International Bond, 0.000%, due 7/31/30		$110	33
Ecuador Government International Bond, 1.500%, due 7/31/40 (a)		230	69
Ecuador Government International Bond, 2.500%, due 7/31/35 (a)		1,570	519
Ecuador Government International Bond, 5.500%, due 7/31/30 (a)		310	143
			764

Egypt—3.3%
Egypt Government International Bond, 4.550%, due 11/20/23		200	189
Egypt Government International Bond, 4.750%, due 4/16/26	EUR	200	159
Egypt Government International Bond, 6.375%, due 4/11/31		250	162
Egypt Government International Bond, 7.300%, due 9/30/33 (b)		$250	153

See accompanying Notes to Portfolio of Investments.

73

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Egypt—(continued)
Egypt Government International Bond, 7.500%, due 2/16/61		$250	$134
Egypt Government International Bond, 8.750%, due 9/30/51		250	145
Egypt Government International Bond, 8.750%, due 9/30/51 (b)		250	145
Egypt Government International Bond, 8.875%, due 5/29/50		750	439
			1,526

El Salvador—1.0%
El Salvador Government International Bond, 6.375%, due 1/18/27		225	123
El Salvador Government International Bond, 7.625%, due 2/1/41		300	138
El Salvador Government International Bond, 8.250%, due 4/10/32		210	110
El Salvador Government International Bond, 9.500%, due 7/15/52		225	115
			486

Gabon—1.1%
Gabon Government International Bond, 6.950%, due 6/16/25		200	186
Gabon Government International Bond, 7.000%, due 11/24/31		450	344
			530

Ghana—1.6%
Ghana Government International Bond, 0.000%, due 4/7/25 (c)		350	116
Ghana Government International Bond, 6.375%, due 2/11/27 (c)		600	212
Ghana Government International Bond, 7.750%, due 4/7/29 (c)		500	171
Ghana Government International Bond, 8.625%, due 4/7/34 (c)		400	136
Ghana Government International Bond, 8.950%, due 3/26/51 (c)		350	116
			751

Guatemala—0.7%
Guatemala Government Bond, 3.700%, due 10/7/33		400	332

Hungary—2.0%
Hungary Government Bond, 2.500%, due 10/24/24	HUF	200,000	493
Hungary Government International Bond, 3.125%, due 9/21/51		$400	244

See accompanying Notes to Portfolio of Investments.

74

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Hungary—(continued)
Hungary Government International Bond, 6.750%, due 9/25/52 (b)		$200	$207
			944

Indonesia—3.2%
Indonesia Government International Bond, 3.400%, due 9/18/29		550	512
Indonesia Government International Bond, 5.650%, due 1/11/53		500	519
Indonesia Government International Bond, 6.500%, due 6/15/25	IDR	3,500,000	234
Indonesia Government International Bond, 7.125%, due 6/15/42		3,500,000	236
			1,501

Iraq—0.3%
Iraq International Bond, 5.800%, due 1/15/28		$156	146

Ivory Coast—1.0%
Ivory Coast Government International Bond, 6.625%, due 3/22/48	EUR	600	451

Kenya—1.5%
Kenya Government International Bond, 6.875%, due 6/24/24		$300	277
Kenya Government International Bond, 8.250%, due 2/28/48		600	441
			718

Lebanon—0.4%
Lebanon Government International Bond, 5.800%, due 4/14/20 (c)		1,400	86
Lebanon Government International Bond, 6.850%, due 3/23/27 (c)		600	38
Lebanon Government International Bond, 7.150%, due 11/20/31 (c)		1,200	74
			198

Mexico—1.6%
Mexico Government International Bond, 3.750%, due 4/19/71		400	266
Mexico Government International Bond, 5.625%, due 3/19/14	GBP	275	255
Mexico Government International Bond, 6.350%, due 2/9/35		$200	213
			734

See accompanying Notes to Portfolio of Investments.

75

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Mongolia—1.1%
Mongolia Government International Bond, 4.450%, due 7/7/31	$200	$149
Mongolia Government International Bond, 5.125%, due 4/7/26	200	176
Mongolia Government International Bond, 8.650%, due 1/19/28 (b)	200	196
		521

Morocco—0.3%
Morocco Government International Bond, 4.000%, due 12/15/50	200	135

Mozambique—0.6%
Mozambique International Bond, 5.000%, due 9/15/31 (a)	400	285

Nigeria—1.5%
Nigeria Government International Bond, 6.500%, due 11/28/27	400	325
Nigeria Government International Bond, 8.250%, due 9/28/51 (b)	475	313
Nigeria Government International Bond, 8.250%, due 9/28/51	75	50
		688

Oman—0.8%
Oman Government International Bond, 6.750%, due 1/17/48	400	378

Pakistan—1.0%
Pakistan Government International Bond, 8.875%, due 4/8/51	1,350	453

Panama—1.7%
Panama Government International Bond, 3.870%, due 7/23/60	510	333
Panama Government International Bond, 4.500%, due 4/1/56	200	149
Panama Government International Bond, 4.500%, due 1/19/63	400	288
		770

Paraguay—1.7%
Paraguay Government International Bond, 2.739%, due 1/29/33	980	787

Peru—2.0%
Peruvian Government International Bond, 2.783%, due 1/23/31	840	716

See accompanying Notes to Portfolio of Investments.

76

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Peru—(continued)
Peruvian Government International Bond, 3.600%, due 1/15/72		$300	$200
			916

Philippines—2.2%
Philippine Government International Bond, 3.700%, due 2/2/42		500	411
Philippines Government International Bond, 5.609%, due 4/13/33		600	639
			1,050

Poland—0.4%
Poland Government International Bond, 5.500%, due 4/4/53		200	202

Qatar—2.4%
Qatar Government International Bond, 4.400%, due 4/16/50		1,000	922
Qatar Government International Bond, 5.103%, due 4/23/48		200	203
			1,125

Romania—1.5%
Romanian Government International Bond, 2.875%, due 4/13/42	EUR	100	64
Romanian Government International Bond, 3.375%, due 1/28/50		630	410
Romania Government International Bond, 7.625%, due 1/17/53 (b)		$200	214
			688

Saudi Arabia—2.9%
Saudi Government International Bond, 2.250%, due 2/2/33		400	328
Saudi Government International Bond, 3.250%, due 11/17/51		200	140
Saudi Government International Bond, 3.450%, due 2/2/61		800	565
Saudi Government International Bond, 3.750%, due 1/21/55		200	154
Saudi Government International Bond, 5.000%, due 1/18/53 (b)		200	186
			1,373

Senegal—0.3%
Senegal Government International Bond, 5.375%, due 6/8/37	EUR	200	138

See accompanying Notes to Portfolio of Investments.

77

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Serbia—0.7%
Serbia International Bond, 2.050%, due 9/23/36	EUR	200	$131
Serbia International Bond, 6.500%, due 9/26/33 (b)		$200	198
			329

South Africa—1.8%
South Africa Government International Bond, 5.750%, due 9/30/49		800	586
South Africa Government International Bond, 8.750%, due 2/28/48	ZAR	5,400	233
			819

Sri Lanka—1.2%
Sri Lanka Government International Bond, 5.750%, due 4/18/23 (a)(c)		$400	140
Sri Lanka Government International Bond, 6.850%, due 11/3/25 (a)(c)		400	145
Sri Lanka Government International Bond, 7.850%, due 3/14/29 (a)(c)		800	279
			564

Tunisia—0.7%
Tunisian Republic, 5.750%, due 1/30/25		450	254
Tunisian Republic, 6.375%, due 7/15/26	EUR	100	58
			312

Turkey—3.3%
Turkey Government International Bond, 4.875%, due 10/9/26		$200	181
Turkey Government International Bond, 4.875%, due 4/16/43		900	595
Turkey Government International Bond, 5.950%, due 1/15/31		200	169
Turkey Government International Bond, 6.000%, due 3/25/27		200	185
Turkey Government International Bond, 9.375%, due 3/14/29		200	204
Turkey Government International Bond, 9.375%, due 1/19/33		200	203
			1,537

Ukraine—0.8%
Ukraine Government International Bond, 0.000%, due 8/1/41 (a)(c)		280	74
Ukraine Government International Bond, 6.876%, due 5/21/31 (a)(c)		200	34

See accompanying Notes to Portfolio of Investments.

78

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Ukraine—(continued)
Ukraine Government International Bond, 7.253%, due 3/15/35 (a)(c)	$1,500	$256
		364

United Arab Emirates—0.6%
Abu Dhabi Government International Bond, 2.700%, due 9/2/70	450	281

Uruguay—0.7%
Uruguay Government International Bond, 4.975%, due 4/20/55	350	344

Vietnam—0.4%
Vietnam Government International Bond, 4.800%, due 11/19/24	200	195

Zambia—1.0%
Zambia Government International Bond, 8.500%, due 4/14/24 (a)	400	179
Zambia Government International Bond, 8.970%, due 7/30/27 (a)	600	266
		445

Total Foreign Government Bonds—66.6% (cost $34,979)		31,100

Foreign Corporate Bonds—27.4%

Brazil—1.9%
Banco BTG Pactual SA, 2.750%, due 1/11/26	200	178
Embraer Netherlands Finance BV, 5.050%, due 6/15/25	200	193
ERO Copper Corp., 6.500%, due 2/15/30	200	174
Minerva Luxembourg SA, 4.375%, due 3/18/31	200	164
Petrorio Luxembourg Trading Sarl, 6.125%, due 6/9/26	200	186
		895

Chile—1.9%
Banco de Chile, 2.990%, due 12/9/31	200	164
CAP SA, 3.900%, due 4/27/31	250	192
Empresa Nacional del Petroleo, 5.250%, due 11/6/29	450	428
VTR Finance NV, 6.375%, due 7/15/28	200	81
		865

See accompanying Notes to Portfolio of Investments.

79

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

China—3.0%
Airport Authority, 4.875%, due 1/12/33 (b)	$200	$205
Bank of East Asia Ltd., 5 year CMT + 5.527%, 5.825%, due 10/21/25, (d)(e)	250	210
China Evergrande Group, 9.500%, due 3/29/24 (a)(c)	300	23
China Hongqiao Group Ltd., 6.250%, due 6/8/24	200	192
ENN Clean Energy International Investment Ltd., 3.375%, due 5/12/26	200	178
Lenovo Group Ltd., 5.875%, due 4/24/25	200	201
Sinochem Offshore Capital Co. Ltd., 2.375%, due 9/23/31	500	394
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26 (c)	200	18
		1,421

Colombia—1.0%
Canacol Energy Ltd., 5.750%, due 11/24/28 (b)	200	161
Gran Tierra Energy International Holdings Ltd., 6.250%, due 2/15/25	200	170
SierraCol Energy Andina LLC, 6.000%, due 6/15/28	200	154
		485

Costa Rica—0.8%
Instituto Costarricense de Electricidad, 6.375%, due 5/15/43	250	202
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31 (b)	200	188
		390

Dominican Republic—0.9%
Aeropuertos Dominicanos Siglo XXI SA, 6.750%, due 3/30/29	200	194
Empresa Generadora de Electricidad Haina SA, 5.625%, due 11/8/28 (b)	250	222
		416

Georgia—0.4%
Energo-Pro AS, 8.500%, due 2/4/27	200	191

Guatemala—1.2%
Banco Industrial SA, 5 year CMT + 4.442%, 4.875%, due 1/29/31 (d)(e)	200	185
Energuate Trust, 5.875%, due 5/3/27	200	183

See accompanying Notes to Portfolio of Investments.

80

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Corporate Bonds—(continued)

Guatemala—(continued)
Investment Energy Resources Ltd., 6.250%, due 4/26/29 (b)		$200	$184
			552

India—1.2%
Continuum Energy Levanter Pte. Ltd., 4.500%, due 2/9/27		186	164
European Bank for Reconstruction & Development, 5.150%, due 2/16/24	INR	20,000	236
Export-Import Bank of India, 2.250%, due 1/13/31		$200	160
			560

Indonesia—2.7%
Medco Laurel Tree Pte. Ltd., 6.950%, due 11/12/28		200	176
Nickel Industries Ltd., 6.500%, due 4/1/24 (b)		200	191
Pertamina Persero PT, 2.300%, due 2/9/31		200	165
Pertamina Persero PT, 3.100%, due 8/27/30		400	352
Pertamina Persero PT, 6.000%, due 5/3/42		200	197
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32 (b)		200	199
			1,280

Kazakhstan—1.3%
KazMunayGas National Co. JSC, 3.500%, due 4/14/33		800	598

Kuwait—0.4%
NBK Tier 1 Ltd., 6 year CMT + 2.875%, 3.625%, due 8/24/26 (d)(e)		200	170

Malaysia—0.9%
Dua Capital Ltd., 2.780%, due 5/11/31		300	253
Petronas Capital Ltd., 4.550%, due 4/21/50		200	188
			441

Mexico—4.5%
Banco Mercantil del Norte SA, 5 year CMT + 4.643%, 5.875%, due 1/24/27 (d)(e)		200	169
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, due 4/17/25		200	198
Credito Real SAB de CV SOFOM ER, 5.000%, due 2/1/27 (c)	EUR	200	16

See accompanying Notes to Portfolio of Investments.

81

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Mexico—(continued)
Petroleos Mexicanos, 7.690%, due 1/23/50	$250	$175
Petroleos Mexicanos, 6.750%, due 9/21/47	1,248	807
Petroleos Mexicanos, 6.700%, due 2/16/32	430	341
Petroleos Mexicanos, 5.950%, due 1/28/31	300	228
Petroleos Mexicanos, 6.490%, due 1/23/27	200	181
		2,115

Mongolia—0.4%
Development Bank of Mongolia LLC, 7.250%, due 10/23/23	200	194

Peru—0.8%
Corp. Financiera de Desarrollo SA, 2.400%, due 9/28/27	420	357

Qatar—0.4%
QNB Finance Ltd., 1.375%, due 1/26/26	200	180

South Africa—0.4%
Stillwater Mining Co., 4.000%, due 11/16/26	200	179

Supranational—0.4%
African Export-Import Bank, 2.634%, due 5/17/26	200	179

Thailand—0.4%
Bangkok Bank PCL, 5 year CMT + 2.150%, 3.466%, due 9/23/36 (d)(e)	200	162

Trinidad And Tobago—0.9%
Heritage Petroleum Co. Ltd., 9.000%, due 8/12/29 (b)	200	208
Heritage Petroleum Co. Ltd., 9.000%, due 8/12/29	200	208
		416

Turkey—0.4%
Turkiye Ihracat Kredi Bankasi AS, 9.375%, due 1/31/26 (b)	200	202

United Arab Emirates—0.8%
Aldar Sukuk Ltd., 4.750%, due 9/29/25	200	198

See accompanying Notes to Portfolio of Investments.

82

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

United Arab Emirates—(continued)
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26 (d)(e)	$200	$194
		392

Uzbekistan—0.4%
Ipoteka-Bank ATIB, 5.500%, due 11/19/25	200	183

Total Foreign Corporate Bonds—27.4% (cost $14,140)		12,823

Foreign Municipal Bonds—0.9%

Argentina—0.9%
Provincia de Buenos Aires, 5.250%, due 9/1/37 (a)(b)	50	17
Provincia de Buenos Aires, 4.500%, due 9/1/37 (a)(b)	200	58
Provincia de Cordoba, 6.875%, due 12/10/25 (a)	200	170
Provincia del Chubut Argentina, 7.750%, due 7/26/30 (a)	212	179
		424

Total Foreign Municipal Bonds—0.9% (cost $465)		424

Repurchase Agreement
Fixed Income Clearing Corporation, 1.900% dated 03/31/23, due 04/03/23, repurchase price $630, collateralized by U.S. Treasury Note, 3.875%, due 12/31/29, valued at $642	630	630

Total Repurchase Agreement—1.4% (cost $630)		630

U.S. Government—2.7%
U.S. Treasury Bill, 3.427%, due 4/4/23	240	240
U.S. Treasury Bill, 3.838%, due 4/6/23	480	480
U.S. Treasury Bill, 4.639%, due 5/11/23 (f)	350	348
U.S. Treasury Bill, 4.554%, due 5/16/23 (f)	200	199

Total U.S. Government—2.7% (cost $1,266)		1,267

See accompanying Notes to Portfolio of Investments.

83

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Issuer	Value

Total Investments in Securities—99.0% (cost $51,480)	$46,244

Total Investments—99.0% (cost $51,480)	46,244

Cash and other assets, less liabilities—1.0%	474

Net assets—100.0%	$46,718

(a) Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2023.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security is currently in default and/or non-income producing.

(d) Security is perpetual in nature and has no stated maturity.

(e) Floating Rate Bond. Rate shown is as of March 31, 2023.

(f) Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $478 (in thousands).

CMT = Constant Maturity Treasury

EURIBOR = Euro Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Index Average

See accompanying Notes to Portfolio of Investments.

84

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Sold
6/21/23	British Pound Sterling	Citibank N.A. London	218	$261	$269	$(8)
6/21/23	Euro	Citibank N.A. London	2,025	2,164	2,205	(41)
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(49)

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD SOFR	Receive	3.000%	1Y	June 2062	LCH		$236	$(13)	$(13)	$—
6 Month EURIBOR	Receive	3.250%	1Y	September 2032	LCH	EUR	128	—	(6)	(6)
6 Month EURIBOR	Receive	3.000%	1Y	September 2027	LCH	EUR	220	(14)	(3)	11
6 Month EURIBOR	Receive	3.000%	1Y	September 2029	LCH	EUR	402	2	(7)	(9)
6 Month EURIBOR	Receive	3.250%	1Y	September 2037	LCH	EUR	766	(3)	(41)	(38)
6 Month EURIBOR	Receive	2.750%	1Y	September 2047	LCH	EUR	318	4	(10)	(14)
1-Day GBP SONIA	Receive	3.650%	1Y	December 2037	LCH	GBP	240	—	(9)	(9)
1-Day USD SOFR	Receive	3.000%	1Y	December 2047	LCH		$1,197	18	19	1
1-Day USD SOFR	Receive	3.250%	1Y	December 2032	LCH		442	(1)	—	1
1-Day USD SOFR	Pay	3.250%	1Y	December 2042	LCH		3,058	31	25	(6)
1-Day USD SOFR	Pay	3.250%	1Y	December 2027	LCH		3,332	(27)	(34)	(7)
1-Day USD SOFR	Pay	3.250%	1Y	December 2029	LCH		1,210	(7)	(5)	2
1-Day USD SOFR	Pay	3.750%	1Y	December 2025	LCH		1,047	2	(4)	(6)
										$(80)

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	Buy	1.000%	3M	June 2026	ICE	$400	$(8)	$(7)	$1
Argentine Republic	Buy	5.000%	3M	December 2023	ICE	200	31	14	(17)
Argentine Republic	Buy	1.000%	3M	December 2025	ICE	500	304	309	5
Argentine Republic	Buy	1.000%	3M	June 2027	ICE	250	205	179	(26)
Republic of South Africa	Buy	1.000%	3M	December 2027	ICE	250	16	15	(1)
CDX.EM.38-V1 - 5 Year Index	Buy	1.000%	3M	December 2027	ICE	4,600	305	227	(78)
Argentine Republic	Sell	5.000%	3M	December 2031	ICE	500	(293)	(336)	(43)
Argentine Republic	Sell	5.000%	3M	June 2032	ICE	100	(63)	(67)	(4)
Argentine Republic	Sell	5.000%	3M	June 2027	ICE	250	(190)	(159)	31
Federative Republic of Brazil	Sell	1.000%	3M	December 2032	ICE	420	(82)	(63)	19
									$(113)

Total net unrealized appreciation (depreciation) on swaps									$(193)

Currency Legend

BRL Brazilian Real

COP Colombian Peso

DOP Dominican Peso

EUR Euro

GBP British Pound Sterling

HUF Hungarian Forint

IDR Indonesian Rupiah

INR Indian Rupee

USD U.S. Dollar

ZAR South African Rand

See accompanying Notes to Portfolio of Investments.

85

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2023 (unaudited)

At March 31, 2023, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	89.7%
Euro	4.4%
Hungarian Forint	1.1%
Dominican Peso	1.0%
Indonesian Rupiah	1.0%
All Other Currencies	2.8%
Total	100.0%

At March 31, 2023, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Sovereign	71.5%
Quasi-Sovereign	13.2%
Corporate
Financials	5.4%
Energy	2.2%
Utilities	2.1%
Materials	2.0%
Industrials	0.8%
Communication Services	0.6%
Information Technology	0.4%
Consumer Staples	0.4%
Sub Sovereign	0.9%
Supranational	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

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Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of March 31, 2023, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds	Emerging Markets Debt Fund
Growth	International Leaders	Emerging Markets Debt
Large Cap Growth	International Growth
Mid Cap Growth	Institutional International Growth
Mid Cap Value	International Small Cap Growth
Small-Mid Cap Core	Emerging Markets Leaders
Small-Mid Cap Growth	Emerging Markets Growth
Small Cap Growth	Emerging Markets ex China Growth
Small Cap Value	Emerging Markets Small Cap Growth
China Growth

Global Equity Fund
Global Leaders

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.

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(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2023, fair valuation estimates for foreign equity securities were not obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.

Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Forward foreign currency contracts and swaps are valued using pricing inputs observed from actively quoted markets and are categorized within Level 2 of the fair value hierarchy.

As of March 31, 2023, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

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Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Mid Cap Value
Level 1 - Quoted prices
Common Stocks	$207,984	$1,267,181	$32,656	$1,502
Level 2 - Other significant observable inputs
Repurchase Agreements	591	17,306	899	—
Level 3 - Significant unobservable inputs
Rights	—	—	—	—
Total investments in securities	$208,575	$1,284,487	$33,555	$1,502

Investments in securities	Small-Mid Cap Core	Small-Mid Cap Growth	Small Cap Growth	Small Cap Value
Level 1 - Quoted prices
Common Stocks	$148,291	$2,025,366	$583,062	$1,231,615
Exchange-Traded Funds	—	—	5,673	—
Level 2 - Other significant observable inputs
Repurchase Agreements	5,137	54,631	20,419	36,702
Level 3 - Significant unobservable inputs
Rights	—	—	—	—
Total investments in securities	$153,428	$2,079,997	$609,154	$1,268,317

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$96,427	$1,077,365	$1,463,815	$871,426
Level 2 - Other significant observable inputs
Repurchase Agreements	2,493	26,319	27,980	14,528
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$98,920	$1,103,684	$1,491,795	$885,954

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets ex China Growth
Level 1 - Quoted prices
Common Stocks	$233,387	$309,140	$704,857	$16,721
Rights	—	—	4	—
Level 2 - Other significant observable inputs
Common Stocks	1,286	4,816	24,190	737
Repurchase Agreements	5,094	5,020	10,404	343
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$239,767	$318,976	$739,455	$17,801

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Investments in securities	Emerging Markets Small Cap Growth	China Growth	Emerging Markets Debt
Assets
Level 1 - Quoted prices
Common Stocks	$320,773	$1,904	$—
Level 2 - Other significant observable inputs
Common Stocks	10,687	—	—
Foreign Corporate Obligations	—	—	12,823
Foreign Government Bonds	—	—	31,100
Foreign Municipal Bonds	—	—	424
Repurchase Agreements	2,042	—	630
U.S. Government	—	—	1,267
Level 3 - Significant unobservable inputs
None	—	—	—
Liabilities
Level 1 - Quoted prices
None	—	—	—
Level 2 - Other significant observable inputs
None	—	—	—
Level 3 - Significant unobservable inputs
None	—	—	—
Total investments in securities	$333,502	$1,904	$46,244
Other financial instruments
Assets
Level 1 - Quoted prices
None	$—	$—	$—
Level 2 - Other significant observable inputs
Swaps	—	—	71
Level 3 - Significant unobservable inputs
None	—	—	—
Liabilities
Level 1 - Quoted prices
None	—	—	—
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	(49)
Swaps	—	—	(264)
Level 3 - Significant unobservable inputs
None	—	—	—
Total other financial instruments	$—	$—	$(242)

See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the Mid Cap Growth, Small-Mid Cap Growth and Small Cap Growth Funds were determined in good faith by the Adviser pursuant to the Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00%, 0.00% and 0.00% as a percentage of net assets in the Mid Cap Growth, Small-Mid Cap Growth and Small Cap Growth Funds, respectively.

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(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

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